--------------------------------------------------------------------------------
                                 SMITH BARNEY
                              MANAGED MUNICIPALS
                                   FUND INC.
--------------------------------------------------------------------------------

            CLASSIC SERIES  |  ANNUAL REPORT  |  FEBRUARY 28, 2002

                              [LOGO] Smith Barney
                                     Mutual Funds
                Your Serious Money. Professionally Managed./SM/

       ----------------------------------------------------------------
             NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE
       ----------------------------------------------------------------

[PHOTO]
Joseph P. Deane

JOSEPH P. DEANE
PORTFOLIO MANAGER


[GRAPHIC] Classic Series


Annual Report . February 28, 2002

SMITH BARNEY
MANAGED MUNICIPALS FUND

JOSEPH P. DEANE

Joseph P. Deane has more than 31 years of securities business experience and has managed the Fund since 1988.

Education: BA in History from Iona College

FUND OBJECTIVE

The Fund seeks to maximize current interest income which is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital.** The Fund invests at least 80% of its assets in municipal securities.

--------------
** Certain investors may be subject to the Federal Alternative Minimum Tax
   ("AMT"), and state and local taxes may apply. Capital gains, if any, are fully taxable.

FUND FACTS

FUND INCEPTION
-----------------------------------------
March 4, 1981

MANAGER TENURE
-----------------------------------------
13 Years

MANAGER INVESTMENT INDUSTRY EXPERIENCE
-----------------------------------------
31 Years

          CLASS 1 CLASS A CLASS B CLASS L
-----------------------------------------
NASDAQ     SMMOX   SHMMX   SMMBX   SMMCX
-----------------------------------------
INCEPTION 9/12/00 3/4/81  11/6/92 11/9/94
-----------------------------------------

Average Annual Total Returns as of February 28, 2002*

                    Without Sales Charges/(1)/
                  Class 1 Class A Class B Class L
 ------------------------------------------------
 One-Year          6.17%   6.29%   5.72%   5.68%
 ------------------------------------------------
 Five-Year          N/A    5.99    5.46    5.40
 ------------------------------------------------
 Ten-Year           N/A    7.45     N/A     N/A
 ------------------------------------------------
 Since Inception+  8.00    9.84    6.81    7.37
 ------------------------------------------------

                      With Sales Charges/(2)/
                  Class 1 Class A Class B Class L
 ------------------------------------------------
 One-Year          1.15%   2.02%   1.22%   3.61%
 ------------------------------------------------
 Five-Year          N/A    5.13    5.29    5.18
 ------------------------------------------------
 Ten-Year           N/A    7.02     N/A     N/A
 ------------------------------------------------
 Since Inception+  4.48    9.62    6.81    7.23
 ------------------------------------------------

/(1)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class 1, A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

/(2)/ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1, A and L shares reflect the deduction of the maximum initial sales charges of 4.75%, 4.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

* The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

+ Inception dates for Class 1, A, B and L shares are September 12, 2000, March 4, 1981, November 6, 1992 and November 9, 1994, respectively.

--------------------------------------------------------------------------------
What's Inside

Letter to Our Shareholders..................................................1
Historical Performance......................................................3
Smith Barney Managed Municipals Fund Inc. at a Glance.......................6
Schedule of Investments.....................................................7
Statement of Assets and Liabilities........................................30
Statement of Operations....................................................31
Statements of Changes in Net Assets........................................32
Notes to Financial Statements..............................................33
Financial Highlights.......................................................38
Independent Auditors' Report...............................................43
Additional Information.....................................................44
Tax Information............................................................46


                              [LOGO] Smith Barney
                                     Mutual Funds
                Your Serious Money. Professionally Managed./SM/

--------------------------------------------------------------------------------
 Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Managed Municipals Fund Inc. ("Fund") for the year ended February 28, 2002. In this report, we summarize the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance Update

For the year ended February 28, 2002, the Fund's Class A shares, without sales charges returned 6.29%. In comparison, the Lehman Brothers Municipal Bond Index ("Lehman Index")/1/ returned 6.84% for the same period.

As of February 28, 2002, approximately 92.6% of the Fund's holdings were rated investment grade,/2/ with approximately 71.9% of the Fund invested in AAA/Aaa-rated bonds, the highest possible rating. The Fund's largest holdings were concentrated in transportation bonds (21% of portfolio holdings), general obligation bonds (19.9% of holdings) and education bonds (10.6% of holdings).

Investment Objective

The Fund seeks to maximize current interest income exempt from federal income taxes to the extent consistent with prudent investing and the preservation of capital./3/ The Fund invests primarily in intermediate- and long-term municipal securities.

Market Overview and Outlook

The U.S. Federal Reserve Board ("Fed") lowered short-term interest rates eleven times in 2001, effectively reducing the federal funds rate ("fed funds rate")/4/ to its lowest level in several decades. In addition, after September 11th, the Fed injected $190 billion in liquidity into the system in the form of loans to banks and investment dealers. We believe that both of these actions provided a much-needed boost to an economy that is now showing some very early signs of recovery.

Although the economy may limp along for another quarter or two, we believe that it is probably in the early stages of recovery and that a fairly powerful economic recovery should gain momentum by late 2002. However, this recovery could possibly be slowed by lingering skepticism about truthfulness in corporate accounting practices, along with some possible delays in corporate earnings releases for the first two or three quarters of 2002 as executives check and double-check their financial reports before releasing them. We also believe that corporate profits may be somewhat disappointing for the first six to eight months of the year but will improve enough to exceed investor expectations by late 2002 and early 2003. In our opinion, the fiscal stimulus package that was passed by Congress in early 2002 should help the economy because it was aimed at corporations -- which we believe led the economy into recession. In our view, the fact that the package was smaller than anticipated should not prevent its effectiveness.

--------
1The Lehman Index is a broad-based unmanaged index of municipal bonds. Please note that an investor cannot invest directly in an index.
2Investment grade bonds are those rated Aaa, Aa, A and Baa by Moody's Investor
 Service, Inc. and AAA, AA, A and BBB by Standard & Poor's Ratings Service, or that have an equivalent rating by any nationally recognized statistical rating organization, or are determined by the portfolio manager to be of equivalent quality.
3Certain investors may be subject to the Federal Alternative Minimum Tax
 ("AMT"), and state and local taxes may apply. Capital gains, if any, are fully taxable.
4The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.


1 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to Shareholders

With this economic scenario in mind, we believe the Fed will most likely keep interest rates steady until the economy is on solid footing. Its aggressive reductions of the fed funds rate in 2001 were designed to bring short-term interest rates down to a level that would be so compellingly unattractive that investors might be inspired to begin moving the massive amounts of money that they had transferred into money market funds back into the stock and bond market, and into the economy in general. Massive amounts of money remain on the sidelines. In March 2002, money market funds contained roughly $2.35 trillion -- which represents roughly 26% of the entire Wilshire 5000 Total Market Index./5/ We believe the Fed wants to be certain that those funds are flowing back into the market before considering any rate hikes.

Although recent activity in the bond market indicates that an economic recovery may be imminent, we believe this optimism may be slightly premature. For the next six to eight months, we anticipate the bond market will remain an attractive market for investors. One of the reasons municipal bonds were so attractively priced at the end of the period is that there were roughly $290 billion in new issues in 2001 -- the second-highest issuance level on record. However, much of this issuance was from refinancings, not from newly issued products. In 2002, we believe roughly $200 billion of new issuance will occur, which, in our view, could help municipal bonds outperform most other fixed-income products during the next 12 to 18 months. We believe there will be a significant drop in supply over the next year or two, with the exception of a large energy-related issuance in California. Because we anticipate a shortage of supply with continued high demand, we believe that municipal bonds will perform well versus their taxable counterparts going forward.

Fund Outlook

In general, we anticipate maintaining a fairly aggressive stance during the next several months. We are currently focusing on high-grade obligations with an average maturity of roughly 20 years with lower credit risk. As the economy improves, we anticipate transferring some cash to the sidelines and taking a slightly more conservative stance than we have taken in the past several years.

Thank you for investing in the Smith Barney Managed Municipals Fund Inc. Sincerely,

 /s/ Heath B. McLendon                   /s/ Joseph P. Deane
 Heath B. McLendon                       Joseph P. Deane
 Chairman                                Vice President and Investment Officer

March 12, 2002

The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 7 through 27 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of February 28, 2002 and is subject to change.

--------
5The Wilshire 5000 Total Market Index is the broadest stock market indicator covering the performance of the entire U.S. equity market, which consists of over 7,000 U.S. headquartered equity securities individually weighted by market capitalization. Please note that an investor cannot invest directly in an index.


2 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to Shareholders

 HISTORICAL PERFORMANCE -- CLASS 1 SHARES



                       Net Asset Value
                      -----------------
                      Beginning   End    Income   Capital Gain    Return      Total
Year Ended             of Year  of Year Dividends Distributions of Capital Return/(1)+/
---------------------------------------------------------------------------------------
2/28/02                $15.52   $15.68    $0.77       $0.00       $0.00       6.17%
---------------------------------------------------------------------------------------
Inception* -- 2/28/01   15.10    15.52     0.39        0.00        0.00       5.42++
---------------------------------------------------------------------------------------
Total                                     $1.16       $0.00       $0.00
---------------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS A SHARES

            Net Asset Value
           -----------------
           Beginning   End    Income   Capital Gain    Return       Total
Year Ended  of Year  of Year Dividends Distributions of Capital  Returns/(1)+/
------------------------------------------------------------------------------
 2/28/02    $15.52   $15.71    $0.76       $0.00       $0.00         6.29%
------------------------------------------------------------------------------
 2/28/01     14.16    15.52     0.76        0.00        0.00        15.33
------------------------------------------------------------------------------
 2/29/00     15.93    14.16     0.73        0.00        0.00        (6.62)
------------------------------------------------------------------------------
 2/28/99     16.19    15.93     0.79        0.11        0.00         4.07
------------------------------------------------------------------------------
 2/28/98     15.61    16.19     0.79        0.48        0.00        12.30
------------------------------------------------------------------------------
 2/28/97     16.20    15.61     0.91        0.38        0.00         4.51
------------------------------------------------------------------------------
 2/29/96     15.47    16.20     0.90        0.08        0.00        11.34
------------------------------------------------------------------------------
 2/28/95     16.13    15.47     0.95        0.29        0.00         4.11
------------------------------------------------------------------------------
 2/28/94     16.71    16.13     0.88        0.90        0.00         7.41
------------------------------------------------------------------------------
 2/28/93     15.62    16.71     1.00        0.52        0.03        17.92
------------------------------------------------------------------------------
 Total                         $8.47       $2.76       $0.03
------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS B SHARES

                       Net Asset Value
                      -----------------
                      Beginning   End    Income   Capital Gain    Return       Total
Year Ended             of Year  of Year Dividends Distributions of Capital  Returns/(1)+/
-----------------------------------------------------------------------------------------
2/28/02                $15.53   $15.72    $0.68       $0.00       $0.00         5.72%
-----------------------------------------------------------------------------------------
2/28/01                 14.16    15.53     0.68        0.00        0.00        14.75
-----------------------------------------------------------------------------------------
2/29/00                 15.92    14.16     0.65        0.00        0.00        (7.08)
-----------------------------------------------------------------------------------------
2/28/99                 16.19    15.92     0.71        0.11        0.00         3.48
-----------------------------------------------------------------------------------------
2/28/98                 15.60    16.19     0.71        0.48        0.00        11.81
-----------------------------------------------------------------------------------------
2/28/97                 16.20    15.60     0.83        0.38        0.00         3.92
-----------------------------------------------------------------------------------------
2/29/96                 15.47    16.20     0.82        0.08        0.00        10.78
-----------------------------------------------------------------------------------------
2/28/95                 16.13    15.47     0.86        0.29        0.00         3.54
-----------------------------------------------------------------------------------------
2/28/94                 16.71    16.13     0.80        0.90        0.00         6.86
-----------------------------------------------------------------------------------------
Inception* -- 2/28/93   15.81    16.71     0.31        0.52        0.01        11.26++
-----------------------------------------------------------------------------------------
Total                                     $7.05       $2.76       $0.01
-----------------------------------------------------------------------------------------


3 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to Shareholders

 HISTORICAL PERFORMANCE -- CLASS L SHARES



                       Net Asset Value
                      -----------------
                      Beginning   End    Income   Capital Gain    Return       Total
Year Ended             of Year  of Year Dividends Distributions of Capital  Returns/(1)+/
-----------------------------------------------------------------------------------------
2/28/02                $15.52   $15.71    $0.67       $0.00       $0.00         5.68%
-----------------------------------------------------------------------------------------
2/28/01                 14.15    15.52     0.67        0.00        0.00        14.72
-----------------------------------------------------------------------------------------
2/29/00                 15.92    14.15     0.64        0.00        0.00        (7.19)
-----------------------------------------------------------------------------------------
2/28/99                 16.18    15.92     0.70        0.11        0.00         3.49
-----------------------------------------------------------------------------------------
2/28/98                 15.60    16.18     0.70        0.48        0.00        11.69
-----------------------------------------------------------------------------------------
2/28/97                 16.20    15.60     0.83        0.38        0.00         3.88
-----------------------------------------------------------------------------------------
2/29/96                 15.47    16.20     0.82        0.08        0.00        10.76
-----------------------------------------------------------------------------------------
Inception* -- 2/28/95   14.30    15.47     0.27        0.29        0.00        12.36++
-----------------------------------------------------------------------------------------
Total                                     $5.30       $1.34       $0.00
-----------------------------------------------------------------------------------------

 HISTORICAL PERFORMANCE -- CLASS Y SHARES

                       Net Asset Value
                      -----------------
                      Beginning   End    Income   Capital Gain    Return       Total
Year Ended             of Year  of Year Dividends Distributions of Capital  Returns/(1)+/
-----------------------------------------------------------------------------------------
2/28/02                $15.54   $15.73    $0.79       $0.00       $0.00         6.47%
-----------------------------------------------------------------------------------------
2/28/01                 14.18    15.54     0.79        0.00        0.00        15.52
-----------------------------------------------------------------------------------------
2/29/00                 15.95    14.18     0.76        0.00        0.00        (6.44)
-----------------------------------------------------------------------------------------
2/28/99                 16.19    15.95     0.82        0.11        0.00         4.39
-----------------------------------------------------------------------------------------
2/28/98                 15.60    16.19     0.82        0.48        0.00        12.56
-----------------------------------------------------------------------------------------
2/28/97                 16.20    15.60     0.94        0.38        0.00         4.59
-----------------------------------------------------------------------------------------
Inception* -- 2/29/96   15.63    16.20     0.85        0.08        0.00         9.84++
-----------------------------------------------------------------------------------------
Total                                     $5.77       $1.05       $0.00
-----------------------------------------------------------------------------------------

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


4 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to Shareholders

 AVERAGE ANNUAL TOTAL RETURNS+


                                        Without Sales Charges/(1)/
                                  --------------------------------------
                                  Class 1 Class A Class B Class L Class Y
       ------------------------------------------------------------------
       Year Ended 2/28/02          6.17%   6.29%   5.72%   5.68%   6.47%
       ------------------------------------------------------------------
       Five Years Ended 2/28/02     N/A    5.99    5.46    5.40    6.22
       ------------------------------------------------------------------
       Ten Years Ended 2/28/02      N/A    7.45     N/A     N/A     N/A
       ------------------------------------------------------------------
       Inception* through 2/28/02  8.00    9.84    6.81    7.37    6.59
       ------------------------------------------------------------------

                                         With Sales Charges/(2)/
                                 ---------------------------------------
                                 Class 1 Class A Class B Class L  Class Y
      -------------------------------------------------------------------
      Year Ended 2/28/02          1.15%   2.02%   1.22%     3.61%  6.47%
      -------------------------------------------------------------------
      Five Years Ended 2/28/02     N/A    5.13    5.29      5.18   6.22
      -------------------------------------------------------------------
      Ten Years Ended 2/28/02      N/A    7.02     N/A       N/A    N/A
      -------------------------------------------------------------------
      Inception* through 2/28/02  4.48    9.62    6.81      7.23   6.59
      -------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+

                                            Without Sales Charges/(1)/
       -----------------------------------------------------------------
       Class 1 (Inception* through 2/28/02)           11.92%
       -----------------------------------------------------------------
       Class A (2/29/92 through 2/28/02)             105.21
       -----------------------------------------------------------------
       Class B (Inception* through 2/28/02)           84.77
       -----------------------------------------------------------------
       Class L (Inception* through 2/28/02)           68.14
       -----------------------------------------------------------------
       Class Y (Inception* through 2/28/02)           55.36
       -----------------------------------------------------------------

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1, A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class 1, A and L shares reflect the deduction of the maximum initial sales charges of 4.75%, 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 * The inception dates for Class 1, A, B, L and Y shares are September 12, 2000, March 4, 1981, November 6, 1992, November 9, 1994 and April 4, 1995,
    respectively.



5 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to Shareholders

 SMITH BARNEY MANAGED MUNICIPALS FUND INC. AT A GLANCE (UNAUDITED)

Growth of $10,000 Invested in Class A Shares of the Smith Barney Managed Municipals Fund Inc. vs. the Lehman Brothers Municipal Bond Index and the
Lipper Peer Group Average+
--------------------------------------------------------------------------------
                        February 1992 -- February 2002

                                    [CHART]

             Smith Barney      Lehman Brothers     Lipper
          Managed Municipals    Municipal Bond   Peer Group
               Fund Inc.         Fund Index       Average
          ------------------   ---------------   ----------
Feb\92           9,600              10,000          10,000
Feb\93          11,321              11,377          11,417
Feb\94          12,157              12,007          12,020
Feb\95          12,655              12,233          12,098
Feb\96          14,091              13,584          13,290
Feb\97          14,726              14,333          13,885
Feb\98          16,537              15,644          15,143
Feb\99          17,211              16,467          16,081
Feb\00          16,072              16,124          15,051
Feb\01          18,535              18,113          16,780
Feb\02          19,701              19,352          17,730

+Hypothetical illustration of $10,000 invested in Class A shares on February
 29, 1992, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through February 28, 2002. The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. An investor may not invest directly in an index. The Lipper Peer Group Average is composed of an average of the Fund's peer group of 278 mutual funds investing in municipal securities as of February 28, 2002. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

  .


                          TOP TEN STATES REPRESENTED*


                                    [CHART]

California     9.2%
Colorado       8.7%
Florida        8.1%
Illinois       4.6%
Michigan       7.9%
Minnesota      3.8%
New York       7.0%
Ohio          10.3%
Pennsylvania   3.7%
Texas          3.3%



                              INDUSTRY BREAKDOWN*


                                    [CHART]

Cogeneration Facility      3.9%
Education                 10.6%
General Obligation        19.9%
Hospital                   7.5%
Miscellaneous             11.9%
Pre-Refunded               2.4%
Transportation            21.0%
Utilities                  5.5%
Water & Sewer              7.5%
Other Municipal Bonds      9.8%

*As a percentage of total investments. Holdings are as of February 28, 2002 and are subject to change.

6 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS                          FEBRUARY 28, 2002



   FACE
  AMOUNT    RATING(a)                         SECURITY                                  VALUE
--------------------------------------------------------------------------------------------------
Alabama -- 2.2%
                    Huntsville, AL Solid Waste Disposal Authority & Residual
                      Recovery Revenue, MBIA-Insured:
$ 4,940,000 AAA        5.500% due 10/1/13 (b)                                     $    5,248,256
  8,880,000 AAA        5.500% due 10/1/14 (b)                                          9,363,338
 34,645,000 AAA     Jefferson County, AL Sewer Revenue, Capital Improvements,
                      Series A, FGIC-Insured, 5.375% due 2/1/36                       35,021,938
                    Mobile County, AL Board School Commissioners, AMBAC-Insured:
  4,675,000 AAA       Series A, 5.125% due 3/1/26                                      4,676,636
                      Series B:
  4,420,000 AAA        5.125% due 3/1/24                                               4,427,868
  7,230,000 AAA        5.125% due 3/1/31                                               7,257,185
  4,000,000 Aaa*    Southeast, AL Gas District System Revenue, Series A,
                      AMBAC-Insured, 5.625% due 6/1/25                                 4,175,280
--------------------------------------------------------------------------------------------------
                                                                                      70,170,501
--------------------------------------------------------------------------------------------------
Alaska -- 0.3%
                    Valdez, AK Marine Terminal Revenue:
  9,850,000 AA+       British Petroleum Pipeline Project, Series A, 5.850% due
                       8/1/25                                                          9,997,848
    825,000 VMIG 1*   Exxon Mobil Project, 1.250% due 12/1/29 (c)                        825,000
--------------------------------------------------------------------------------------------------
                                                                                      10,822,848
--------------------------------------------------------------------------------------------------
Arizona -- 2.0%
 12,170,000 BBB-    Greenlee County, AZ IDA, PCR, (Phelps Dodge Corp. Project),
                      5.450% due 6/1/09                                               11,635,980
                    Maricopa County, AZ IDA, Multi-Family Housing Revenue:
                      Bay Club at Mesa Cove Project, Series A, MBIA-Insured:
  1,500,000 Aaa*       5.700% due 9/1/20                                               1,562,505
  2,000,000 Aaa*       5.800% due 9/1/35                                               2,069,900
    400,000 A         Laguna Point Apartments Project, 6.500% due 7/1/09                 423,724
  3,500,000 A         Series A, (Pre-Refunded -- Escrowed with U.S. government
                       securities to 10/1/05 Call @ 102), 6.500% due 10/1/25 (d)       4,007,045
 14,000,000 AAA     Mesa, AZ IDA, Discovery Health Systems Revenue, Series A,
                      MBIA-Insured, 5.625% due 1/1/19                                 14,729,120
                    Phoenix, AZ Civic Improvement Corp., Excise Tax Revenue:
  2,630,000 AA+       Adams Storage Garage Project, Series B, 5.375% due 7/1/29        2,690,885
  2,500,000 AA+       Municipal Courthouse Project, Series A, 5.250% due 7/1/24        2,547,050
                    Salt River Project, AZ Agricultural Improvement & Power
                      Distribution, Electric System Revenue, Series A:
  1,200,000 AA         5.000% due 1/1/21                                               1,205,892
  1,000,000 AA         5.000% due 1/1/22                                               1,002,420
  3,375,000 AA         5.000% due 1/1/23                                               3,377,565
 17,375,000 AA         5.000% due 1/1/31                                              17,268,665
    225,000 NR      Scottsdale, AZ IDA Revenue, Westminster Village Inc.,
                      Series A, 8.250% due 6/1/15                                        238,466
--------------------------------------------------------------------------------------------------
                                                                                      62,759,217
--------------------------------------------------------------------------------------------------
Arkansas -- 0.3%
  4,125,000 AAA     Fort Smith, AR Water & Sewer Revenue, Series A,
                      FSA-Insured, 5.000% due 10/1/19                                  4,174,954
  4,345,000 Aaa*    Little Rock, AR School District GO, Series B, FSA-Insured,
                      5.500% due 2/1/30                                                4,485,213
--------------------------------------------------------------------------------------------------
                                                                                       8,660,167
--------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.

7 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                FEBRUARY 28, 2002


    FACE
   AMOUNT    RATING(a)                     SECURITY                                 VALUE
----------------------------------------------------------------------------------------------
California -- 9.2%
$  2,250,000 NR   Apple Valley, CA Unified School District, COP, 5.900% due
                    9/1/11                                                     $    2,383,965
   3,650,000 AA   Beverly Hills, CA Public Financing Authority Lease Revenue,
                    (Capital Improvements Project), Series A, 5.250% due
                    6/1/28                                                          3,747,893
   4,180,000 AAA  Brea, CA Redevelopment Agency, Tax Allocation,
                    (Redevelopment Project, Area AB), Series A,
                    AMBAC-Insured, 5.000% due 8/1/23                                4,189,907
   3,000,000 Ba1* California Educational Facilities Authority Revenue,
                    (Pooled College & University Projects), Series A, 5.625%
                    due 7/1/23                                                      2,800,650
   4,000,000 A+   California Health Facilities Finance Authority Revenue,
                    Sutter Health, Series A, 6.250% due 8/15/35                     4,251,840
                  California State Department of Veteran Affairs, Home
                    Purchase Revenue, Series A, AMBAC-Insured:
   4,875,000 AAA     5.300% due 12/1/21                                             4,940,569
   5,000,000 AAA     5.350% due 12/1/27                                             5,033,150
   3,730,000 AAA  California State Department of Water Resources, Water
                    Revenue, Series W, FSA-Insured, 5.125% due 12/1/24              3,794,081
  22,000,000 AAA  California State Public Works Board, Lease Revenue,
                    Department of Corrections, Class A, AMBAC-Insured, 5.000%
                    due 3/1/27                                                     21,782,640
  16,260,000 AAA  Castaic Lake Water Agency COP, Series A, MBIA-Insured,
                    5.250% due 8/1/23                                              16,675,931
   5,000,000 AAA  Contra Costa County, CA Multi-Family Housing Revenue,
                    (Crescent Park Apartments Project), Series B,
                    GNMA-Collateralized, 7.800% due 6/20/34                         5,402,250
  15,215,000 AAA  Corona, CA Redevelopment Agency, Tax Allocation,
                    (Redevelopment Project, Area A), Series A, FGIC-Insured,
                    5.500% due 9/1/24                                              15,878,526
   3,655,000 AAA  Cucamonga County, CA Water District, COP, FGIC-Insured,
                    5.125% due 9/1/31                                               3,688,955
   5,000,000 AAA  Fresno County, CA Financing Authority, Solid Waste Revenue,
                    (American Avenue Landfill Project), MBIA-Insured, 5.750%
                    due 5/15/14                                                     5,455,100
   3,000,000 AAA  Inglewood, CA Public Financing Authority Revenue, Series A,
                    AMBAC-Insured, 5.250% due 8/1/21                                3,101,070
     750,000 AAA  Livermore, CA Redevelopment Agency, Tax Allocation Revenue,
                    (Redevelopment Project Area), Series A, MBIA-Insured,
                    5.250% due 8/1/15                                                 807,622
                  Long Beach, CA Revenue, (Aquarium of the Pacific Project),
                    Series A:
   1,260,000 AAA    Escrowed to maturity with state and local government
                     securities Call @ 100, 5.750% due 7/1/05                       1,364,719
   1,200,000 AAA    Pre-Refunded -- Escrowed with state and local government
                     securities to 7/1/05 Call @ 102, 5.750% due 7/1/06             1,353,060
   9,925,000 AAA  Los Angeles County, CA COP, (Antelope Valley Courthouse),
                    Series A, AMBAC-Insured, 5.250% due 11/1/33                    10,089,954
                  Modesto, CA Irrigation District, COP, Capital Improvements,
                    Series A, FSA-Insured:
   1,535,000 AAA    5.000% due 7/1/20                                               1,552,714
   2,210,000 AAA    5.000% due 7/1/21                                               2,226,907
   1,680,000 AAA    5.000% due 7/1/22                                               1,688,954
   5,000,000 Aaa* Monterey County, CA COP, Master Plan Financing,
                    MBIA-Insured, 5.000% due 8/1/26                                 4,978,800
  10,785,000 AAA  Novato, CA Unified School District, FGIC-Insured, 5.000%
                    due 8/1/26                                                     10,740,889
                  Orange County, CA Recovery, Series A, MBIA-Insured:
   1,000,000 AAA    COP, 6.000% due 7/1/08                                          1,147,960
   1,000,000 AAA    Motor Vehicle Fee Withholding, 6.000% due 6/1/09                1,148,250
   5,000,000 AAA  Pomona, CA Public Financing Authority Revenue, (Merged
                    Redevelopment Project), Series AD, MBIA-Insured, 5.000%
                    due 2/1/27                                                      4,971,550

                      See Notes to Financial Statements.

8 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                FEBRUARY 28, 2002


    FACE
   AMOUNT    RATING(a)                     SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
California -- 9.2% (continued)
                  Rancho Cucamonga, CA Redevelopment Agency, Tax
                    Allocation, (Rancho Redevelopment Project), MBIA-Insured:
$  5,000,000 AAA     5.125% due 9/1/30                                         $    5,042,950
   1,000,000 AAA     Housing Set-Aside, 5.250% due 9/1/26                           1,025,950
   3,000,000 AAA  Riverside, CA Unified School District, Election, Series A,
                    FGIC-Insured, 5.000% due 2/1/27                                 2,982,930
   2,025,000 Aa3* Sacramento, CA City Financing Authority Revenue, Capital
                    Improvement, 5.600% due 6/1/25                                  2,126,088
   6,390,000 AAA  Sacramento County, CA Sanitation District, Financing
                    Authority Revenue, AMBAC-Insured, 5.000% due 12/1/27            6,352,874
                  San Francisco, CA City & County Airports Commission,
                    International Airports Revenue, 2nd Series 27B,
                    FGIC-Insured:
   5,345,000 AAA     5.000% due 5/1/22                                              5,391,555
  16,675,000 AAA     5.125% due 5/1/26                                             16,849,921
                    2nd Series 28B, MBIA-Insured:
  13,600,000 AAA     5.000% due 5/1/27                                             13,445,640
  27,300,000 AAA     5.000% due 5/1/32                                             26,880,399
                  San Francisco, CA City & County COP, San Bruno Jail No. 3,
                    AMBAC-Insured:
   3,000,000 AAA    5.250% due 10/1/20                                              3,147,570
   5,000,000 AAA    5.250% due 10/1/26                                              5,128,150
  38,955,000 AAA  San Jose, CA Redevelopment Agency, Tax Allocation, (Merged
                    Area Redevelopment Project), MBIA-Insured, 5.000% due
                    8/1/32                                                         38,592,329
                  San Jose, CA Unified School District, Santa Clara County,
                    Series D, FSA-Insured:
   4,580,000 Aaa*   5.000% due 8/1/21                                               4,631,204
   3,000,000 Aaa*   5.125% due 8/1/25                                               3,045,720
   5,500,000 AAA  Santa Clara County, CA Financing Authority Lease Revenue,
                    (VMC Facility Replacement Project A), AMBAC-Insured,
                    6.750% due 11/15/20                                             6,312,790
   2,150,000 AAA  Santa Clarita, CA Community College District, COP, (College
                    of Canyons Improvement Project), MBIA-Insured, 5.125% due
                    8/1/31                                                          2,171,177
   1,515,000 AAA  Victorville, CA Multi-Family Revenue, Wimbledon Apartments,
                    Series A, GNMA-Collateralized, 6.150% due 4/20/16               1,603,824
-----------------------------------------------------------------------------------------------
                                                                                  289,928,977
-----------------------------------------------------------------------------------------------
Colorado -- 8.7%
                  Arapahoe County, CO Capital Improvement, Transportation
                    Highway Revenue, Series E:
   7,000,000 AAA    Pre-Refunded -- Escrowed with U.S. government securities
                     to 8/31/05 Call @ 20.863, zero coupon due 8/31/26              1,313,130
  18,000,000 AAA    Pre-Refunded -- Escrowed with U.S. government securities
                     to 8/31/05 Call @ 103, 7.000% due 8/31/26                     21,039,120
                  Arvada, CO Sales & Use Tax Revenue, FGIC-Insured:
     245,000 AAA    Pre-Refunded -- Escrowed with state and local government
                     securities to 12/1/02 Call @ 100, 6.250% due 12/1/12             253,938
     255,000 AAA    Unrefunded Balance, 6.250% due 12/1/12                            263,150
   1,000,000 A-   Aspen, CO Sales Tax Revenue, 5.250% due 11/1/15                   1,036,260
                  Colorado Educational & Cultural Facilities Authority
                    Revenue, (University of Denver Project), AMBAC-Insured:
   2,815,000 AAA     5.250% due 3/1/18                                              2,910,738
   5,810,000 AAA     5.300% due 3/1/19                                              5,994,351
   3,245,000 AAA     5.500% due 3/1/21                                              3,377,980
  12,500,000 A    Colorado Health Facilities Authority Revenue, Series B,
                    Remarketed 7/8/98, 5.350% due 8/1/15                           12,725,750

                      See Notes to Financial Statements.


9 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                FEBRUARY 28, 2002


    FACE
   AMOUNT    RATING(a)                     SECURITY                                  VALUE
------------------------------------------------------------------------------------------------
Colorado -- 8.7% (continued)
$ 12,765,000 BBB+  Colorado Springs, CO Airport Revenue, Series A, 7.000% due
                     1/1/22 (b)                                                 $   13,121,144
                   Dawson Ridge, CO Metropolitan District No. 1, (Escrowed to
                     maturity with U.S. government securities):
 324,000,000 Aaa*     Series A, zero coupon bond to yield 5.213% due 10/1/22
                        (e)                                                         91,711,440
  27,785,000 Aaa*     Series B, zero coupon bond to yield 5.212% due 10/1/22         7,864,822
                   Denver, CO City & County Airport Revenue:
  26,500,000 A       Series A, 14.000% due 11/15/08 (b)(e)                          39,903,170
                     Series C:
     410,000 Aaa*     Pre-Refunded -- Escrowed with state and local government
                        securities to 11/15/02 Call @ 102, 6.750% due 11/15/13
                        (b)                                                            433,157
   2,530,000 Aaa*     Pre-Refunded -- Escrowed with state and local government
                        securities to 11/15/02 Call @ 102, 6.750% due 11/15/22
                        (b)                                                          2,672,894
   3,090,000 A        Unrefunded Balance, 6.750% due 11/15/13 (b)                    3,200,344
   9,505,000 A        Unrefunded Balance, 6.750% due 11/15/22 (b)                    9,838,435
                   Denver, CO City & County COP, Series B, AMBAC-Insured:
   6,655,000 AAA     5.750% due 12/1/17                                              7,219,810
   7,420,000 AAA     5.500% due 12/1/21                                              7,743,364
   4,000,000 AAA     5.500% due 12/1/25                                              4,133,680
  25,500,000 AAA   Denver, CO City & County School District No. 1,
                     FGIC-Insured, 5.000% due 12/1/23                               25,430,895
     400,000 NR    Edgewater, CO Redevelopment Authority Tax Increment
                     Revenue, (Pre-Refunded -- Escrowed with U.S. government
                     securities to 12/1/03 Call @ 101), 6.750% due 12/1/08 (d)         437,248
   2,000,000 AAA   Golden, CO Sales & Use Tax Revenue, Series B,
                     AMBAC-Insured, 5.100% due 12/1/20                               2,032,080
                   Highlands Ranch, CO:
     500,000 NR      Metropolitan District No. 1, Series A,
                      (Pre-Refunded -- Escrowed with U.S. government
                      securities to 9/1/02 Call @ 103), 7.300% due 9/1/12 (d)          529,295
   1,000,000 AAA     Metropolitan District No. 2, FSA-Insured, 6.500% due
                      6/15/10                                                        1,180,030
   3,400,000 AAA   Northwest Parkway, CO Public Highway Authority Revenue,
                     Series A, AMBAC-Insured, 5.125% due 6/15/26                     3,415,640
   2,500,000 A3*   University of Colorado, Hospital Authority Revenue, Series
                     A, 5.600% due 11/15/21                                          2,525,850
------------------------------------------------------------------------------------------------
                                                                                   272,307,715
------------------------------------------------------------------------------------------------
Connecticut -- 0.8%
                   Mashantucket Western Pequot Tribe, CT Special Revenue:
                     Series A:
   4,000,000 Baa3*    5.500% due 9/1/28 (f)                                          3,726,240
     495,000 AAA      Pre-Refunded -- Escrowed to maturity with U.S.
                        government securities, 6.500% due 9/1/05 (f)                   557,577
                     Series B:
   1,000,000 Baa3*    5.550% due 9/1/08 (f)                                          1,055,640
   2,000,000 Baa3*    5.700% due 9/1/12 (f)                                          2,069,300
   6,500,000 Baa3*    5.750% due 9/1/18 (f)                                          6,534,580
                   South Central, CT Regional Water Authority, Water System
                     Revenue, 16th Series, AMBAC-Insured:
   2,715,000 AAA      5.375% due 8/1/25                                              2,767,970
   7,920,000 AAA      5.375% due 8/1/30                                              8,027,554
------------------------------------------------------------------------------------------------
                                                                                    24,738,861
------------------------------------------------------------------------------------------------
Delaware -- 0.0%
     250,000 Aaa*  Delaware State EDA, Osteopathic Hospital Association,
                     Series A, (Escrowed to maturity with U.S. government
                     securities), 6.750% due 1/1/13                                    299,750
------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



     10 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                FEBRUARY 28, 2002


   FACE
  AMOUNT    RATING(a)                       SECURITY                                  VALUE
------------------------------------------------------------------------------------------------
District of Columbia -- 0.6%
$ 1,125,000 AAA  District of Columbia GO, Series A, MBIA-Insured, 5.000% due
                   6/1/15                                                       $    1,152,394
                 District of Columbia Revenue:
  3,000,000 AAA    American Association for the Advancement of Science
                    Revenue, AMBAC-Insured, 5.250% due 1/1/16                        3,110,730
                   Georgetown University, MBIA-Insured, Converted 5/1/98:
  3,900,000 AAA     Series D, 5.350% due 4/1/16                                      4,064,853
                    Series E:
  3,700,000 AAA       5.350% due 4/1/17                                              3,827,798
  5,300,000 AAA       5.350% due 4/1/18                                              5,469,441
------------------------------------------------------------------------------------------------
                                                                                    17,625,216
------------------------------------------------------------------------------------------------
Florida -- 8.1%
                 Boynton Beach, FL Multi-Family Housing Revenue, Clipper
                   Cove Apartments:
    750,000 A+     6.350% due 7/1/16                                                   792,878
  1,325,000 A+     6.400% due 7/1/21                                                 1,392,337
                 Broward County, FL GO:
  1,250,000 AA+    12.500% due 1/1/03                                                1,359,138
  1,500,000 AA+    12.500% due 1/1/04                                                1,765,455
  1,750,000 AA+    12.500% due 1/1/05                                                2,200,293
  2,000,000 AA+    12.500% due 1/1/06                                                2,656,300
 15,650,000 AAA  Broward County, FL School Board COP, Series B, FSA-Insured,
                   5.000% due 7/1/26                                                15,453,593
  9,000,000 AAA  Capital Projects Finance Authority, FL Student Housing
                   Revenue, MBIA-Insured, 5.000% due 10/1/31                         8,663,670
  2,000,000 AAA  Clay County, FL School Board COP, (Master Lease Program),
                   MBIA-Insured, 5.750% due 7/1/22                                   2,145,960
  1,750,000 AAA  Florida Municipal Loan Council Revenue, MBIA-Insured,
                   5.000% due 4/1/29                                                 1,726,918
                 Florida State Board of Education GO, Capital Outlay Public
                   Education:
                   Series A:
  4,010,000 AA+     5.125% due 6/1/21                                                4,049,378
 16,965,000 AA+     5.250% due 6/1/24                                               17,224,225
  7,150,000 AAA    Series E, FGIC-Insured, 5.000% due 6/1/25                         7,100,880
 12,000,000 AAA    Series G, FGIC-Insured, 5.000% due 6/1/31                        11,817,720
  1,000,000 AAA  Fort Walton Beach, FL Capital Improvement Revenue,
                   AMBAC-Insured, 5.000% due 7/1/26                                    991,590
 31,500,000 Aaa* Hillsborough County, FL School Board COP, Series A,
                   MBIA-Insured, 5.000% due 7/1/25                                  31,240,755
 13,770,000 Aa3* Jacksonville, FL Electric Authority, Water & Sewer Revenue,
                   Series A, 5.375% due 10/1/35                                     13,776,059
  5,100,000 AAA  Lakeland, FL Electric & Water Revenue, Series A,
                   MBIA-Insured, 5.000% due 10/1/18                                  5,161,761
  4,095,000 AAA  Lee County, FL Transportation Facilities, Series A,
                   AMBAC-Insured, 5.500% due 10/1/17                                 4,338,571
                 Martin County, FL IDA, Indiantown Cogeneration:
 13,500,000 BBB-   Project A, 7.875% due 12/15/25 (b)                               14,209,965
  6,010,000 BBB-   Project B, 8.050% due 12/15/25 (b)                                6,352,390
  1,000,000 A2*  Martin County, FL Special Assessment Revenue, Tropical
                   Farms Water, 6.100% due 11/1/15                                   1,055,380
  2,290,000 AAA  Miami Beach, FL Stormwater Revenue, FGIC-Insured, 5.375%
                   due 9/1/30                                                        2,333,441
  5,440,000 AAA  Miami-Dade County, FL Professional Sports Franchise
                   Facility, MBIA-Insured, 4.750% due 10/1/30                        5,085,258
                 Orange County, FL School Board COP:
 25,250,000 Aaa*   AMBAC-Insured, 5.500% due 8/1/25                                 26,071,635
 18,500,000 Aaa*   Series A, MBIA-Insured, 5.250% due 8/1/23                        18,800,625


                      See Notes to Financial Statements.



     11 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                FEBRUARY 28, 2002

    FACE
   AMOUNT    RATING(a)                        SECURITY                                   VALUE
---------------------------------------------------------------------------------------------------
Florida -- 8.1% (continued)
$  2,740,000 Aa1*    Orlando, FL Utilities Commission, Water & Electric Revenue,
                       5.000% due 10/1/23                                          $    2,725,588
   6,900,000 VMIG 1* Palm Beach County, FL Health Facilities Authority,
                       (Bethesda Healthcare System Project), (LOC-SunTrust
                       Bank), 1.350% due 12/1/31 (c)                                    6,900,000
                     Palm Beach County, FL Public Improvement Revenue,
                       (Convention Center Project), FGIC-Insured:
   2,070,000 AAA        5.125% due 11/1/20                                              2,094,240
  10,000,000 AAA        5.125% due 11/1/30                                              9,947,200
   5,000,000 AAA     Polk County, FL School Board COP, Series A, FSA-Insured,
                       5.000% due 1/1/26                                                4,944,750
   3,000,000 AAA     St. Lucie, FL West Services District, Special Assessment
                       Revenue, Water Management Benefit, Series A,
                       MBIA-Insured, 5.250% due 5/1/25                                  3,043,350
                     Tampa, FL Revenue Bonds, (Florida Aquarium Inc. Project),
                       (Pre-Refunded -- Escrowed with U.S. government securities
                       to 5/1/02 Call @ 102):
   2,255,000 NR         7.550% due 5/1/12 (d)                                           2,321,590
   3,000,000 NR         7.750% due 5/1/27 (d)                                           3,089,520
   9,615,000 AA      Tampa, FL Water & Sewer Revenue, Series A, 5.000% due
                       10/1/26                                                          9,507,312
   1,100,000 AAA     Village Center Community Development District, FL
                       Recreational Revenue, Series A, MBIA-Insured, 5.200% due
                       11/1/25                                                          1,108,877
---------------------------------------------------------------------------------------------------
                                                                                      253,448,602
---------------------------------------------------------------------------------------------------
Georgia -- 2.9%
                     Atlanta, GA Water & Wastewater Revenue:
                       Series A, MBIA-Insured:
  18,425,000 AAA        5.000% due 11/1/33 (e)                                         18,135,912
  21,250,000 AAA        5.000% due 11/1/39 (e)                                         20,755,300
     100,000 A-1+      Series C, FSA-Insured, 1.250% due 11/1/41 (c)                      100,000
                     Augusta, GA Water & Sewer Revenue, FSA-Insured:
   2,000,000 AAA       5.250% due 10/1/26                                               2,034,540
  12,000,000 AAA       5.250% due 10/1/30                                              12,161,760
   5,000,000 AA      Clayton County, GA Water Authority, Water & Sewer Revenue,
                       5.125% due 5/1/21                                                5,064,850
   9,785,000 A3*     Georgia Private Colleges & Universities Authority Revenue,
                       (Mercer University Project), 5.750% due 10/1/31                  9,908,291
  19,900,000 A-1+    Macon-Bibb County, GA Hospital Authority Revenue,
                       (LOC-SunTrust Bank), 1.350% due 5/1/30 (c)                      19,900,000
   3,500,000 BBB-    Savannah, GA EDA Revenue, (College of Art & Design Inc.
                       Project), 6.900% due 10/1/29                                     3,669,505
---------------------------------------------------------------------------------------------------
                                                                                       91,730,158
---------------------------------------------------------------------------------------------------
Hawaii -- 0.8%
   2,500,000 AAA     Hawaii State Airports System Revenue, Series A,
                       FGIC-Insured, 5.750% due 7/1/21                                  2,638,150
                     Hawaii State Department of Budget & Finance, Special
                       Purpose Revenue, Kasier Permanente, Series A:
  15,545,000 A          5.100% due 3/1/14                                              15,503,495
   4,000,000 A          5.150% due 3/1/15                                               3,970,080
   3,850,000 AAA     Honolulu, HI City & County GO, Series A, FSA-Insured,
                       5.250% due 9/1/24                                                3,890,117
---------------------------------------------------------------------------------------------------
                                                                                       26,001,842
---------------------------------------------------------------------------------------------------
Illinois -- 4.6%
     500,000 AA+     Chicago, IL Metropolitan Water Reclamation District,
                       Greater Chicago, Capital Improvement Bonds, (Partially
                       escrowed to maturity with U.S. government securities),
                       7.000% due 1/1/11                                                  598,860
  50,185,000 AAA     Chicago, IL Skyway Toll Bridge Revenue, AMBAC-Insured,
                       5.500% due 1/1/31 (e)                                           51,730,698


                      See Notes to Financial Statements.



     12 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                FEBRUARY 28, 2002


    FACE
   AMOUNT    RATING(a)                         SECURITY                             VALUE
------------------------------------------------------------------------------------------------
Illinois -- 4.6% (continued)
$  3,585,000 AAA   Chicago, IL Wastewater Transmission Revenue, Second Lien,
                     MBIA-Insured, 5.750% due 1/1/25                            $    3,795,619
     500,000 AAA   Cook County, IL Community College District No. 508, Chicago
                     COP, FGIC-Insured, 8.750% due 1/1/07                              614,015
     250,000 NR    Crestwood, IL Tax Increment Revenue,
                     Refunding-Non-Qualified, 7.250% due 12/1/08                       257,188
  20,000,000 A     Illinois Development Finance Authority, PCR, Series A,
                     5.500% due 3/1/14                                              20,194,000
                   Illinois Health Facilities Authority Revenue:
   7,000,000 AAA     Ingalls Health System Project, MBIA-Insured, 6.250% due
                      5/15/24                                                        7,608,860
     250,000 NR      Memorial Hospital, (Pre-Refunded with state and local
                      government securities to 5/1/02 Call @ 102), 7.250% due
                      5/1/24                                                           257,255
     300,000 NR      Mercy Center for Health Care Services, (Pre-Refunded with
                      state and local government securities to 10/1/02 Call @
                      102), 6.625% due 10/1/12                                         314,886
                     Series A, MBIA-Insured:
      28,000 AAA      Refunded -- Escrowed to maturity with U.S. government
                        securities to various call dates, 7.900% due 8/15/03            29,718
      34,000 AAA      Unrefunded Balance, 7.900% due 8/15/03                            34,139
                   Illinois State GO, First Series:
                     FGIC-Insured:
   3,250,000 AAA      5.125% due 2/1/21                                              3,268,655
   4,000,000 AAA      5.125% due 2/1/22                                              4,013,680
   8,375,000 AAA      5.125% due 2/1/27                                              8,275,924
                     FSA-Insured:
   6,975,000 AAA      5.125% due 5/1/19                                              7,043,076
   5,000,000 AAA      5.125% due 5/1/21                                              5,026,900
  13,525,000 AAA      5.250% due 5/1/26                                             13,621,839
  10,000,000 AAA     MBIA-Insured, 5.625% due 6/1/25                                10,382,800
   2,750,000 AAA   Illinois State Partnership, COP, Department of Central
                     Management Services, MBIA-Insured, 5.650% due 7/1/17            2,898,115
   3,430,000 AAA   University of Illinois Revenue Bonds, Auxiliary Facilities
                     Systems, Series A, MBIA-Insured, 5.750% due 4/1/19              3,883,172
------------------------------------------------------------------------------------------------
                                                                                   143,849,399
------------------------------------------------------------------------------------------------
Indiana -- 0.8%
      89,000 NR    Carmel, IN Retirement Housing Revenue, (Beverly Enterprises
                     Industrial Project), 8.750% due 12/1/08                            92,815
   3,005,000 AAA   Indiana Bond Bank, State Revenue, Guarantee-State Revolving
                     Fund, (Project A), 6.250% due 2/1/09                            3,177,427
     200,000 Baa1* Indiana Health Facilities Financing Authority Hospital
                     Revenue, (Riverview Hospital Project), 6.600% due 8/1/02          202,576
   2,200,000 AAA   Indiana Municipal Power Agency, Power Supply System
                     Revenue, Special Obligation, 1st Crossover, Series B,
                     MBIA-Insured, 5.200% due 1/1/14                                 2,227,280
   2,500,000 A3*   Petersburg, IN PCR, (Indianapolis Power & Light Co.
                     Project), 6.625% due 12/1/24                                    2,508,200
  15,000,000 AAA   Rockport, IN PCR, (Michigan Power Co. Project), Series A,
                     AMBAC-Insured, 6.550% due 6/1/25                               16,641,750
     500,000 AAA   St. Joseph County, IN Hospital Authority, Hospital
                     Facilities Revenue, (Memorial Hospital South Bend
                     Project), MBIA-Insured, 6.250% due 8/15/22                        531,895
------------------------------------------------------------------------------------------------
                                                                                    25,381,943
------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



     13 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                FEBRUARY 28, 2002


    FACE
   AMOUNT    RATING(a)                      SECURITY                                VALUE
----------------------------------------------------------------------------------------------
Iowa -- 0.0%
$    300,000 A-1+ Iowa Higher Education Loan Authority Revenue, (Loras
                    College Project), (LOC-LaSalle Bank N.A.), 1.300% due
                    11/1/30 (c)                                                $      300,000
----------------------------------------------------------------------------------------------
Kansas -- 0.3%
                  Johnson County, KS Unified School District No. 231, Series
                    A, FSA-Insured:
   2,725,000 AAA    5.000% due 10/1/18                                              2,764,594
   1,505,000 AAA    5.100% due 10/1/20                                              1,523,481
   2,575,000 Aaa* Kansas State Development Finance Authority Revenue, Public
                    Water Supply Revolving Loan, Series 2, AMBAC-Insured,
                    5.625% due 4/1/23                                               2,695,124
   2,000,000 Aaa* Wyandotte County, KS School District No. 204 GO, (Bonner
                    Springs), Series A, FSA-Insured, 5.600% due 9/1/20              2,109,040
----------------------------------------------------------------------------------------------
                                                                                    9,092,239
----------------------------------------------------------------------------------------------
Kentucky -- 0.4%
                  Kentucky Infrastructure Authority, Series A:
   1,200,000 AA-    5.000% due 6/1/19                                               1,207,848
   1,250,000 AA-    5.000% due 6/1/20                                               1,253,575
   1,835,000 AAA  Kentucky State Property & Buildings Commission Revenues,
                    (Project No. 66), Series A, MBIA-Insured, 5.700% due
                    5/1/17                                                          1,973,432
   7,000,000 Aaa* Northern Kentucky Water District Revenue, Series A,
                    FGIC-Insured, 5.000% due 2/1/27                                 6,901,580
----------------------------------------------------------------------------------------------
                                                                                   11,336,435
----------------------------------------------------------------------------------------------
Louisiana -- 1.9%
                  Louisiana Public Facilities Authority Revenue:
     160,000 NR     Beverly Enterprises, 8.250% due 9/1/08                            165,904
                    Tulane University, Series A, AMBAC-Insured:
  20,000,000 Aaa*    5.125% due 7/1/27                                             20,038,200
  40,000,000 Aaa*    5.000% due 7/1/32                                             39,262,000
----------------------------------------------------------------------------------------------
                                                                                   59,466,104
----------------------------------------------------------------------------------------------
Maine -- 0.1%
   3,385,000 AAA  University of Maine System Revenue, Series A,
                    AMBAC-Insured, 5.500% due 3/1/30                                3,465,631
----------------------------------------------------------------------------------------------
Maryland -- 1.2%
   2,000,000 AAA  Baltimore County, MD Mortgage Revenue, (Northbrooke
                    Apartments Project), Series A, GNMA-Collateralized,
                    6.350% due 1/20/21                                              2,098,340
   1,375,000 AAA  Charles County, MD County Commissioners Mortgage Revenue,
                    (Holly Station IV Project), Series A, FHA-Insured, 6.450%
                    due 5/1/26                                                      1,427,209
  67,000,000 NR   Maryland State Energy Financing Administration, Solid Waste
                    Disposal Revenue, (Hagerstown Project), 9.000% due
                    10/15/16 (b)(g)                                                 2,345,000
                  Maryland State Health & Higher Education Facilities
                    Authority Revenue:
   7,000,000 A+     Greater Baltimore Medical Center, 5.000% due 7/1/34             6,707,610
   2,750,000 AA     Johns Hopkins University, Series B, 5.000% due 7/1/41           2,680,535
                  Maryland State Transportation Authority, Parking Revenue,
                    (Baltimore/Washington International Airport Project),
                    Series A, AMBAC-Insured:
   2,710,000 AAA     5.000% due 3/1/22                                              2,722,114
   4,285,000 AAA     5.000% due 3/1/23                                              4,296,484
  12,500,000 AAA     5.000% due 3/1/27                                             12,499,875
   2,000,000 AA-  Montgomery County, MD Economic Development Revenue, Trinity
                    Health Center Group, 5.125% due 12/1/22                         2,014,320
----------------------------------------------------------------------------------------------
                                                                                   36,791,487
----------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



     14 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                FEBRUARY 28, 2002


    FACE
   AMOUNT    RATING(a)                         SECURITY                             VALUE
---------------------------------------------------------------------------------------------
Massachusetts -- 1.3%
$ 10,755,000 Aaa* Holyoke, MA Gas & Electric Department Revenue, Series A,
                    MBIA-Insured, 5.000% due 12/1/31                           $   10,525,918
   2,200,000 AAA  Holyoke, MA GO, Series A, FSA-Insured, 5.500% due 6/15/16         2,300,144
   4,000,000 AA+  Massachusetts Bay Transportation Authority, Sales Tax
                    Revenue, Series A, 5.500% due 7/1/30                            4,126,240
   2,200,000 A1*  Massachusetts State Development Finance Agency Lease
                    Revenue, (Visual & Performing Arts Project), 6.000% due
                    8/1/21                                                          2,468,180
                  Massachusetts State Health and Educational Facilities
                    Authority Revenue:
   2,000,000 A      Hebrew Rehabilitation Center for the Aged, Series C,
                     5.250% due 7/1/17                                              1,987,360
   3,000,000 AA-    Partners Healthcare Systems, Series B, 5.250% due 7/1/13        3,124,260
   5,030,000 AAA    University of Massachusetts, Lowell Campus, Series B,
                     FGIC-Insured, 5.250% due 10/1/31                               5,063,651
                    University of Massachusetts, Worcester Campus, Series B,
                     FGIC-Insured:
   1,870,000 AAA     5.125% due 10/1/20                                             1,891,786
   1,350,000 AAA     5.125% due 10/1/21                                             1,361,637
   1,565,000 AAA     5.125% due 10/1/22                                             1,577,301
   1,170,000 AAA     5.125% due 10/1/23                                             1,175,663
   5,000,000 AAA     5.250% due 10/1/31                                             5,033,450
     195,000 AA   Massachusetts State HFA, Housing Revenue, Series 31, 6.450%
                    due 12/1/16                                                       203,420
      50,000 NR   Massachusetts State Industrial Finance Agency Revenue,
                    Beverly Enterprises, 8.000% due 5/1/02                             50,223
---------------------------------------------------------------------------------------------
                                                                                   40,889,233
---------------------------------------------------------------------------------------------
Michigan -- 7.9%
   3,500,000 AAA  Anchor Bay, MI School District, Q-SBLF-Insured, 5.000% due
                    5/1/29                                                          3,428,460
   2,215,000 AAA  Berkley, MI City School District, Q-SBLF-Insured, 5.000%
                    due 5/1/19                                                      2,227,802
                  Byron Center, MI Public Schools GO, Q-SBLF-Insured:
   4,000,000 AAA    5.000% due 5/1/22                                               3,979,640
   4,000,000 AAA    5.000% due 5/1/26                                               3,933,640
   7,190,000 AAA    5.000% due 5/1/31                                               7,017,009
   2,795,000 AAA  Clarkston, MI Community Schools GO, MBIA/Q-SBLF-Insured,
                    5.250% due 5/1/23                                               2,821,161
   2,000,000 AAA  Detroit, MI Downtown Development Authority, Tax Increment
                    Revenue, (Development Area No. 1 Projects), Series C,
                    (Pre-Refunded with state and local government securities
                    to 7/1/06 Call @ 102), 6.250% due 7/1/25                        2,293,200
   3,000,000 AAA  Detroit, MI Water Supply System, Series A, FGIC-Insured,
                    (Pre-Refunded with state and local government securities
                    to 1/1/10 Call @ 101), 5.750% due 7/1/26                        3,399,570
   3,825,000 AAA  Dundee, MI Community School District, School Building &
                    Site, Q-SBLF-Insured, 5.500% due 5/1/30                         3,938,641
                  East Lansing, MI School District, School Building & Site,
                    Q-SBLF-Insured:
   1,000,000 AAA    5.400% due 5/1/18                                               1,039,350
   2,800,000 AAA    5.450% due 5/1/19                                               2,909,956
   1,900,000 AAA    5.500% due 5/1/21                                               1,970,585
   4,000,000 AAA    5.625% due 5/1/30                                               4,160,040
   4,075,000 AAA  Galesburg-Augusta, MI Community Schools GO,
                    FGIC/Q-SBLF-Insured, 5.375% due 5/1/27                          4,152,873
                  Grand Rapids, MI Water Supply, FGIC-Insured:
   3,000,000 AAA    5.250% due 1/1/17                                               3,095,970
   3,500,000 AAA    5.250% due 1/1/18                                               3,591,700
   1,000,000 AAA  Grand Valley, MI State University Revenue, MBIA-Insured,
                    5.250% due 10/1/17                                              1,035,900
  18,500,000 AAA  Hartland, MI Consolidated School District GO,
                    Q-SBLF-Insured, 5.125% due 5/1/29                              18,458,375


                      See Notes to Financial Statements.



     15 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                FEBRUARY 28, 2002


    FACE
   AMOUNT    RATING(a)                          SECURITY                                  VALUE
----------------------------------------------------------------------------------------------------
Michigan -- 7.9% (continued)
                       Haslett, MI Public School District, (Building & Site),
                         Q-SBLF-Insured:
$  1,990,000 AAA         5.000% due 5/1/22                                            $    1,974,896
   5,500,000 AAA         5.000% due 5/1/27                                                 5,399,240
   5,500,000 AAA       Howell, MI Public Schools GO, Q-SBLF-Insured, 5.250% due
                         5/1/22                                                            5,591,575
   3,600,000 AAA       Kalamazoo, MI City School District, (Building & Site),
                         FSA-Insured, 5.000% due 5/1/21                                    3,590,964
   6,000,000 AAA       Lawton, MI Community Schools GO, Q-SBLF-Insured, 5.000% due
                         5/1/31                                                            5,855,640
   5,530,000 AAA       Michigan State COP, AMBAC-Insured, 5.500% due 6/1/27                5,710,610
                       Michigan State Hospital Finance Authority Revenue, OSF
                         Healthcare Systems:
   5,355,000 A           6.125% due 11/15/19                                               5,546,388
   2,500,000 A           6.250% due 11/15/24                                               2,599,075
                       Michigan State Strategic Fund, Resource Recovery Limited
                         Obligation Revenue,
                         Central Wayne Energy:
                          Series A:
   8,000,000 NR             6.900% due 7/1/19 (b)(g)                                       4,800,000
   9,000,000 NR             7.000% due 7/1/27 (b)(g)                                       5,400,000
  12,000,000 NR           Series B, 6.800% due 7/1/13 (b)(g)                               7,200,000
  14,750,000 AAA       Michigan State Trunk Line, Series A, FSA-Insured, 5.000%
                         due 11/1/25                                                      14,567,690
                       Midland, MI GO, AMBAC-Insured:
   1,000,000 AAA         5.150% due 5/1/18                                                 1,017,250
   1,030,000 AAA         5.200% due 5/1/19                                                 1,047,726
   1,340,000 AAA         5.250% due 5/1/21                                                 1,359,430
  55,000,000 BB+       Midland County, MI Economic Development Corp., Sub. Limited
                         Obligation, Series A, 6.875% due 7/23/09 (b)                     57,632,850
                       Montague, MI Public School District, (Building & Site),
                         Q-SBLF-Insured:
   1,500,000 AAA         5.000% due 5/1/22                                                 1,492,365
   2,750,000 AAA         5.000% due 5/1/27                                                 2,699,620
   1,640,000 AAA         5.000% due 5/1/31                                                 1,600,542
   3,555,000 AAA       Newaygo, MI Public Schools GO, Q-SBLF-Insured, 5.625% due
                         5/1/26                                                            3,694,818
   1,000,000 AAA       Oscoda, MI Area School District, (Building & Site),
                         Q-SBLF-Insured, 5.000% due 5/1/26                                   983,410
   4,815,000 AAA       Saginaw Valley State University Revenue, Series A,
                         MBIA-Insured, 5.125% due 7/1/30                                   4,816,252
                       Saline, MI Area Schools GO, Series A, Q-SBLF-Insured:
   3,145,000 AAA         5.750% due 5/1/18                                                 3,355,369
   5,150,000 AAA         5.375% due 5/1/19                                                 5,322,988
   4,305,000 AAA         5.375% due 5/1/21                                                 4,426,272
   5,150,000 AAA         5.375% due 5/1/22                                                 5,270,767
                       Stockbridge, MI Community Schools GO, Q-SBLF-Insured:
     800,000 AAA         5.400% due 5/1/16                                                   842,504
     825,000 AAA         5.450% due 5/1/17                                                   865,895
     600,000 AAA         5.500% due 5/1/21                                                   622,290
   1,325,000 AAA         5.625% due 5/1/26                                                 1,377,112
   2,250,000 AAA       West Bloomfield, MI School District, School Building &
                         Site, MBIA-Insured, 5.125% due 5/1/21                             2,270,317
   5,180,000 AAA       Whitehall, MI District Schools, 5.100% due 5/1/22                   5,211,028
-----------------------------------------------------------------------------------------------------
                                                                                         247,598,755
-----------------------------------------------------------------------------------------------------
Minnesota -- 3.8%
   2,500,000 AAA       Dakota County, MN Community Development Agency,
                         Multi-Family Housing Revenue, Southfork Apartments,
                         FNMA-Collateralized, 5.625% due 2/1/26                            2,554,275


                      See Notes to Financial Statements.



     16 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                FEBRUARY 28, 2002


    FACE
   AMOUNT    RATING(a)                          SECURITY                                  VALUE
----------------------------------------------------------------------------------------------------
Minnesota -- 3.8% (continued)
                       Eden Prairie, MN Multi-Family Housing Revenue, (Rolling
                         Hills Project), Series A, GNMA-Collateralized:
$  1,000,000 Aaa*         6.150% due 8/20/31                                          $    1,079,940
   1,000,000 Aaa*         6.200% due 2/20/43                                               1,074,700
                       Elk River, MN GO, ISD No. 728, Series A, MBIA-Insured:
   9,500,000 Aaa*        5.375% due 2/1/20                                                 9,808,180
   4,250,000 Aaa*        5.500% due 2/1/21                                                 4,422,720
                       Hennepin County, MN Lease Revenue, COP:
   2,955,000 AA+         5.000% due 11/15/14                                               3,044,566
   3,105,000 AA+         5.000% due 11/15/15                                               3,181,041
     150,000 NR        Minneapolis, MN Health Care Facilities Revenue, (Ebenezer
                         Society Project), Series A, 7.000% due 7/1/12                       149,002
                       Minneapolis & St. Paul, MN Metropolitan Airports
                         Commission, Airport Revenue:
                         Series A:
   4,400,000 AAA          AMBAC-Insured, 5.200% due 1/1/24                                 4,419,316
                          FGIC-Insured:
  18,220,000 AAA            5.125% due 1/1/25                                             18,157,870
   2,500,000 AAA            5.250% due 1/1/25                                              2,517,350
   5,800,000 AAA            5.125% due 1/1/31                                              5,777,902
   5,500,000 AAA            5.250% due 1/1/32                                              5,518,810
                         Series C, FGIC-Insured:
   8,000,000 AAA          5.250% due 1/1/26                                                8,049,920
  26,750,000 AAA          5.250% due 1/1/32                                               26,841,485
                       Minnesota State, GO:
   7,400,000 AAA         5.250% due 8/1/18                                                 7,623,702
   6,375,000 AAA         5.250% due 8/1/19                                                 6,547,698
     500,000 A3*       Minnesota State, Higher Education Facility Authority
                         Revenue, St. John's University, Series Four-L, 5.350% due
                         10/1/17                                                             512,795
   4,000,000 AA+       North St. Paul Maplewood, MN ISD No. 622, Series A, 5.125%
                         due 2/1/20                                                        4,036,920
                       Rochester, MN Electric Utility Revenue:
   1,210,000 Aa3*        5.100% due 12/1/17                                                1,251,285
   1,270,000 Aa3*        5.125% due 12/1/18                                                1,307,313
   1,335,000 Aa3*        5.200% due 12/1/19                                                1,380,350
   1,405,000 Aa3*        5.250% due 12/1/20                                                1,457,716
-----------------------------------------------------------------------------------------------------
                                                                                         120,714,856
-----------------------------------------------------------------------------------------------------
Mississippi -- 0.3%
  10,000,000 AAA       Mississippi Development Bank Special Obligation, (Capital
                         Projects & Equipment Program), Series A, AMBAC-Insured,
                         5.625% due 7/1/31                                                10,713,800
     400,000 NR        Ridgeland, MS Urban Renewal Revenue, (The Orchard Limited
                         Project), Series A, 7.750% due 12/1/15                              411,696
-----------------------------------------------------------------------------------------------------
                                                                                          11,125,496
-----------------------------------------------------------------------------------------------------
Missouri -- 1.7%
                       Mehlville, MO School District No. R-9, COP, (Missouri
                         Capital Improvement Projects), FSA-Insured:
   3,750,000 AAA          5.000% due 9/1/19                                                3,774,338
   4,000,000 AAA          5.000% due 9/1/20                                                4,012,920
   6,500,000 AAA          5.000% due 9/1/21                                                6,505,200
   2,000,000 A-1+      Missouri Development Finance Board, Cultural Facilities
                         Revenue, Nelson Gallery Foundation, Series B,
                         MBIA-Insured, 1.300% due 12/1/31 (c)                              2,000,000


                      See Notes to Financial Statements.



     17 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                FEBRUARY 28, 2002


    FACE
   AMOUNT    RATING(a)                          SECURITY                                 VALUE
---------------------------------------------------------------------------------------------------
Missouri -- 1.7% (continued)
                       Missouri State Health & Educational Facilities Authority,
                         Health Facilities Revenue:
$    380,000 BBB+        Heartland Health System Project, 6.875% due 11/15/04        $      401,926
     500,000 BBB+        Lake of the Ozarks General Hospital, 6.000% due 2/15/06            532,950
   1,615,000 AAA       St. Charles County, MO IDA, Industrial Revenue, Westchester
                         Village Apartments, Series A, FNMA-Collateralized, 6.050%
                         due 2/1/17                                                       1,693,974
                       St. Louis, MO Airport Revenue, Airport Development Program,
                         Series A, MBIA-Insured:
   3,500,000 AAA         5.000% due 7/1/20                                                3,523,100
   4,375,000 AAA         5.000% due 7/1/21                                                4,400,594
   6,420,000 AAA         5.125% due 7/1/22                                                6,497,875
  21,500,000 AAA         5.250% due 7/1/31                                               21,751,120
---------------------------------------------------------------------------------------------------
                                                                                         55,093,997
---------------------------------------------------------------------------------------------------
Montana -- 1.0%
  33,350,000 NR        Montana State Board of Investment Resource Recovery
                         Revenue, (Yellowstone Energy LP Project), 7.000% due
                         12/31/19 (b)                                                    31,101,876
---------------------------------------------------------------------------------------------------
Nevada -- 0.2%
   2,000,000 AAA       Clark County, NV IDR, (Nevada Power Company Project),
                         Series C, AMBAC-Insured, 7.200% due 10/1/22                      2,099,920
   5,590,000 AAA       Truckee Meadows, NV Water Authority Revenue, Series A,
                         FSA-Insured, 5.000% due 7/1/25                                   5,476,523
---------------------------------------------------------------------------------------------------
                                                                                          7,576,443
---------------------------------------------------------------------------------------------------
New Hampshire -- 0.0%
                       New Hampshire Higher Education & Health Facilities
                         Authority Revenue:
     370,000 NR          First Mortgage - Odd Fellows Home, 9.000% due 6/1/14               399,648
     415,000 BBB-        New London Hospital Association Project, 7.500% due 6/1/05         451,312
---------------------------------------------------------------------------------------------------
                                                                                            850,960
---------------------------------------------------------------------------------------------------
New Jersey -- 1.9%
     870,000 AAA       Essex County, NJ Improvement Authority Revenue, Hampton
                         Valley, Series A, MBIA/FHA-Insured, 5.650% due 1/1/15              922,731
   1,500,000 Aa2*      Mercer County, NJ Improvement Authority Revenue, Capital
                         Appreciation, County Guaranteed, zero coupon due 4/1/11          1,017,870
     200,000 A-1       Municipal Securities Trust Certificates, Series 2001-174,
                         Class A, 1.300% due 2/26/15 (c)(f)                                 200,000
                       New Jersey EDA Revenue:
     880,000 NR          Economic Development Revenue, Holt Hauling & Warehousing,
                          Series G, 8.400% due 12/15/15                                     748,000
   2,000,000 NR          First Mortgage - Presbyterian, Series A, 6.375% due
                          11/1/31                                                         1,956,800
  10,000,000 Baa1*       PCR, (PSEG Power LLC Project), 5.000% due 3/1/12                10,109,700
                         Special Facility Revenue, (Continental Airlines Inc.
                          Project):
   3,890,000 BB-          5.500% due 4/1/28 (b)                                           2,649,556
  11,030,000 BB-          7.000% due 11/15/30 (b)                                         9,839,642
                       New Jersey Health Care Facilities Financing Authority
                         Revenue:
   2,500,000 BB          Rahway Hospital Obligation Group, 5.000% due 7/1/08              2,245,450
                         Robert Wood Johnson University Hospital:
   2,280,000 A+           5.500% due 7/1/14                                               2,430,138
   1,000,000 A+           5.600% due 7/1/15                                               1,064,160
   2,045,000 A+           5.700% due 7/1/20                                               2,141,320
   1,500,000 BBB         St. Peter's University Hospital, Series A, 6.875% due
                          7/1/30                                                          1,587,855


                      See Notes to Financial Statements.



     18 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                FEBRUARY 28, 2002


    FACE
   AMOUNT    RATING(a)                          SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
New Jersey -- 1.9% (continued)
                       New Jersey State Transportation Trust Fund Authority,
                         Transportation System Revenue, Series B, MBIA-Insured:
$  2,000,000 AAA          6.000% due 12/15/19                                       $    2,216,680
  18,310,000 AAA          5.000% due 12/15/21                                           18,421,325
   2,000,000 Aaa*      North Hudson Sewer Authority, NJ Sewer Revenue, Class A,
                         FGIC-Insured, 5.250% due 8/1/19                                 2,049,880
---------------------------------------------------------------------------------------------------
                                                                                        59,601,107
---------------------------------------------------------------------------------------------------
New Mexico -- 0.0%
   1,000,000 BB        Farmington, NM PCR, Southern California Edison Co., Series
                         A, 7.200% due 4/1/21                                              975,670
---------------------------------------------------------------------------------------------------
New York -- 7.0%
                       Metropolitan Transportation Authority of New York,
                         Dedicated Tax Fund, Series A,
                         FGIC-Insured:
   7,000,000 AAA          5.000% due 11/15/21                                            7,015,470
   5,130,000 AAA          5.250% due 11/15/23                                            5,219,313
  10,465,000 AAA          5.875% due 4/1/25                                             11,217,329
  31,895,000 AAA          5.000% due 11/15/31                                           31,407,325
   2,100,000 Aaa*      Monroe County, NY IDA, Civic Facility Revenue, (Nazareth
                         College of Rochester Project), MBIA-Insured, 5.000% due
                         10/1/31                                                         2,061,738
  11,750,000 AAA       Nassau County, NY Healthcare Corp., Health Systems Revenue,
                         FSA-Insured, 5.500% due 8/1/19                                 12,320,815
                       New York, NY GO:
   1,000,000 Aaa*        Series B1, (Pre-Refunded -- Escrowed with U.S. government
                          securities to 8/15/04 Call @ 101), 7.000% due 8/15/16          1,130,010
   4,700,000 A-1+        Subseries A-4, (LOC-Bayerishe Landmark), 1.250% due
                          8/1/22 (c)                                                     4,700,000
   2,200,000 A-1+        Subseries A-6, FSA-Insured, 1.250% due 11/1/26 (c)              2,200,000
     350,000 NR        New York City, NY IDA, Civic Facility Revenue, (Marymount
                         Manhattan College Project), (Pre-Refunded -- Escrowed
                         with state and local government securities to 7/1/03 Call
                         @ 102), 7.000% due 7/1/23                                         379,141
                       New York City, NY Municipal Water Financing Authority,
                         Water & Sewer System Revenue:
   1,000,000 A-1+        Series A, FGIC-Insured, 1.250% due 6/15/25 (c)                  1,000,000
                         Series B:
   5,000,000 AA           Pre-Refunded -- Escrowed with state and local government
                            securities to 6/15/10 Call @ 101, 6.000% due 6/15/33         5,869,700
   3,000,000 AA           Unrefunded Balance, 6.000% due 6/15/33                         3,447,540
   6,000,000 AAA       New York City, NY Transit Authority, Metropolitan Transit
                         Authority, Triborough, AMBAC-Insured, 5.875% due 1/1/30         6,414,480
   1,140,000 A-1+      New York City, NY Transitional Finance Authority Revenue,
                         Series B, 1.250% due 2/1/31 (c)                                 1,140,000
   3,100,000 AAA       New York City, NY Trust for Cultural Resources, Museum of
                         Modern Art, Series A, AMBAC-Insured, 5.000% due 4/1/23          3,104,743
                       New York State Dormitory Authority:
   5,000,000 AAA         City University System, Consolidated Third General
                          Resolution, Series 2, MBIA-Insured, 6.250% due 7/1/19          5,488,050
                         Iona College, MBIA-Insured:
     485,000 AAA          6.600% due 7/1/07                                                497,135
     420,000 AAA          6.600% due 7/1/08                                                430,508
     555,000 AAA          6.600% due 7/1/09                                                568,886
     540,000 AAA          6.700% due 7/1/10                                                553,684
   7,000,000 AAA         Lease Revenue, Court Facilities, City of NY Issue,
                          AMBAC-Insured, 5.750% due 5/15/30                              7,410,060


                      See Notes to Financial Statements.



     19 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                FEBRUARY 28, 2002


    FACE
   AMOUNT    RATING(a)                          SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
New York -- 7.0% (continued)
$ 10,000,000 AAA         State University Additional Facilities, Series B,
                          FSA-Insured, 5.500% due 5/15/30                           $   10,362,400
   9,000,000 AAA         State University Dormitory Facilities, FGIC-Insured,
                          5.100% due 7/1/31                                              9,019,170
   2,000,000 AA        New York State GO, 12.000% due 11/15/03                           2,339,940
                       New York State Thruway Authority, Highway & Bridge
                         Transportation Fund, Series B-1, FGIC-Insured:
   2,305,000 AAA          5.400% due 4/1/17                                              2,421,241
   2,000,000 AAA          5.500% due 4/1/18                                              2,120,020
   6,595,000 AAA          5.500% due 4/1/19                                              6,955,878
   5,950,000 AAA          5.600% due 4/1/20                                              6,274,156
   1,000,000 AAA       New York State Urban Development Corp. Revenue,
                         Correctional Facilities, Series D, FSA-Insured, 5.250%
                         due 1/1/30                                                      1,008,350
   1,000,000 AAA       St. Lawrence County, NY IDA, Civic Facilities Revenue, (St.
                         Lawrence University Project), Series A, MBIA-Insured,
                         5.375% due 7/1/18                                               1,039,690
                       Triborough Bridge & Tunnel Authority of New York, General
                         Purpose Revenue Bonds:
                         Series A:
  39,715,000 AA-          5.000% due 1/1/32                                             38,868,673
  25,000,000 AAA          AMBAC/TCRS-Insured, 5.000% due 1/1/32                         24,542,000
   3,000,000 AA-         Series B, 5.500% due 1/1/30                                     3,080,280
---------------------------------------------------------------------------------------------------
                                                                                       221,607,725
---------------------------------------------------------------------------------------------------
North Carolina -- 0.9%
   3,570,000 A1*       Carteret County, NC COP, (Elementary School Project),
                         6.500% due 2/1/07                                               3,737,647
   1,500,000 AAA       Charlotte, NC Water & Sewer Systems Revenue, 5.250% due
                         6/1/24                                                          1,530,690
   1,145,000 AAA       Dare County, NC COP, AMBAC-Insured, 5.375% due 6/1/15             1,234,631
   5,230,000 AAA       Durham County, NC Multi-Family Housing Revenue, Alston
                         Village Apartments, FNMA-Collateralized, 5.650% due
                         3/1/34 (b)                                                      5,467,128
                       Greensboro, NC Enterprise System Revenue, Series A:
     515,000 AA-         5.125% due 6/1/20                                                 522,957
     250,000 AA-         5.125% due 6/1/21                                                 253,463
     400,000 AA-         5.125% due 6/1/22                                                 404,576
     250,000 AA-         5.125% due 6/1/23                                                 252,460
  14,500,000 AAA       North Carolina State, Public Improvement, Series A, 5.000%
                         due 3/1/18                                                     14,853,655
---------------------------------------------------------------------------------------------------
                                                                                        28,257,207
---------------------------------------------------------------------------------------------------
North Dakota -- 0.4%
   1,000,000 AAA       Burleigh County, ND Health Care Revenue, Medcenter One
                         Inc., MBIA-Insured, 5.250% due 5/1/13                           1,038,780
  11,000,000 AAA       Oliver County, ND PCR, Square Butte Electric Cooperative,
                         Series A, AMBAC-Insured, 5.300% due 1/1/27                     11,083,930
---------------------------------------------------------------------------------------------------
                                                                                        12,122,710
---------------------------------------------------------------------------------------------------
Ohio -- 10.3%
                       Akron, Bath and Copley, OH Joint Township Hospital
                         District, Hospital Revenue, (Akron General Medical Center
                         Project), AMBAC-Insured:
  12,230,000 AAA          5.375% due 1/1/17                                             12,670,158
   1,500,000 AAA          5.375% due 1/1/22                                              1,528,590
   2,550,000 AAA       Avon Lake, OH City School District, FGIC-Insured, 5.500%
                         due 12/1/26                                                     2,655,137
   2,840,000 Aaa*      Brecksville-Broadview Heights, OH City School District,
                         FGIC-Insured, 6.500% due 12/1/16                                3,219,651
                       Canton, OH City School District, Variable Purpose, Series
                         A, MBIA-Insured:
   6,000,000 AAA         5.500% due 12/1/20                                              6,265,920
   5,500,000 AAA         5.625% due 12/1/23                                              5,800,245


                      See Notes to Financial Statements.



     20 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                FEBRUARY 28, 2002


    FACE
   AMOUNT    RATING(a)                          SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
Ohio -- 10.3% (continued)
$  3,520,000 AA+       Cincinnati, OH Water Systems Revenue, 5.000% due 12/1/19     $    3,543,021
                       Clermont County, OH Hospital Facilities Revenue, Mercy
                         Health System, Series B, AMBAC-Insured:
   3,415,000 AAA          5.625% due 9/1/16                                              3,636,838
   1,000,000 AAA          5.625% due 9/1/21                                              1,041,810
  52,130,000 AAA       Cleveland, OH Airport System Revenue, Series A,
                         FSA-Insured, 5.000% due 1/1/31 (e)                             51,111,901
     500,000 NR        Cleveland, OH Packaging Facilities Revenue, 8.000% due
                         9/15/12                                                           527,160
                       Cleveland, OH Waterworks Revenue, Refunding & Improvement,
                         First Mortgage, Series H, MBIA-Insured:
   1,000,000 AAA          5.625% due 1/1/13                                              1,062,080
     985,000 AAA          Pre-Refunded -- Escrowed with state and local government
                            securities to 1/1/06 Call @ 102, 5.700% due 1/1/14           1,098,285
      15,000 AAA          Unrefunded Balance, 5.700% due 1/1/14                             15,457
     500,000 NR        Cuyahoga County, OH Health Care Facility Revenue, Judson
                         Retirement Community, Series A, 7.000% due 11/15/10               524,930
                       Cuyahoga County, OH Hospital Revenue:
                         Metrohealth System Project, MBIA-Insured:
   1,000,000 AAA          5.625% due 2/15/17                                             1,055,450
   5,935,000 AAA          Series A, 5.250% due 2/15/19                                   6,031,384
                         University Hospital Systems, AMBAC-Insured:
   2,500,000 AAA          5.400% due 1/15/19                                             2,566,350
   9,000,000 AAA          5.500% due 1/15/30                                             9,231,030
     660,000 Aa*       Delaware County, OH Health Care Facilities Revenue, Centrum
                         At Willow Brook, FHA-Insured, 6.550% due 2/1/35                   731,742
   1,000,000 AAA       Greater Cincinnati, OH Elderly HDC, Mortgage Revenue,
                         Cambridge Apartments, Series A, FHA-Insured, 6.600% due
                         8/1/25                                                          1,050,750
                       Greene County, OH GO, AMBAC-Insured:
   1,475,000 Aaa*        5.000% due 12/1/22                                              1,478,540
   1,000,000 Aaa*        5.000% due 12/1/28                                                988,290
   5,400,000 Aaa*      Green County, OH Sewer System Revenue, (Governmental
                         Enterprise), AMBAC-Insured, 5.625% due 12/1/25                  5,699,862
                       Hamilton County, OH Sales Tax, Series B, AMBAC-Insured:
   3,135,000 Aaa*        5.250% due 12/1/18                                              3,234,504
   3,610,000 Aaa*        5.250% due 12/1/19                                              3,706,423
  60,055,000 Aaa*        5.250% due 12/1/32                                             60,678,971
   2,000,000 AAA       Lakewood, OH GO, AMBAC-Insured, 5.250% due 12/1/21                2,045,760
   6,000,000 AAA       Lebanon, OH School District, FSA-Insured, 5.000% due 12/1/29      5,919,780
   3,705,000 Aaa*      Louisville, OH City School District, FGIC-Insured, 5.000%
                         due 12/1/24                                                     3,694,737
                       Lucas County, OH Hospital Revenue, Promedica Healthcare
                         Obligation Group, AMBAC-Insured:
  10,000,000 AAA          5.375% due 11/15/23                                           10,230,500
  28,050,000 AAA          5.375% due 11/15/29                                           28,503,288
   1,000,000 Aaa*      Madison, OH Local School District, Butler County,
                         MBIA-Insured, State Aid Withholding, 5.750% due 12/1/26         1,066,340
                       Mason, OH COP, Municipal Facilities Project, MBIA-Insured:
   1,025,000 Aaa*        5.000% due 12/1/17                                              1,050,348
   1,075,000 Aaa*        5.000% due 12/1/18                                              1,091,490
   1,080,000 Aaa*        5.000% due 12/1/19                                              1,090,703


                      See Notes to Financial Statements.



     21 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                FEBRUARY 28, 2002


    FACE
   AMOUNT    RATING(a)                          SECURITY                               VALUE
------------------------------------------------------------------------------------------------
Ohio -- 10.3% (continued)
 $ 1,000,000 Baa1*     Miami County, OH Hospital Facilities, Upper Valley Medical
                         Center, Series A, 6.000% due 5/15/06                       $  1,064,930
   4,325,000 Aaa*      Milford, OH Exempt Village School District, School
                         Improvement, FSA-Insured, 5.125% due 12/1/30                  4,332,872
                       New Albany, OH Community Authority, Community Facilities
                         Revenue, Series B, AMBAC-Insured:
   2,700,000 AAA          5.125% due 10/1/21                                           2,737,017
   5,500,000 AAA          5.200% due 10/1/24                                           5,577,330
   1,630,000 AA-       New Lexington, OH City School District, School Improvement,
                         5.375% due 12/1/21                                            1,684,165
   2,725,000 AA        Ohio State Building Authority, State Facilities,
                         Administration Building Fund Projects, Series A, 5.000%
                         due 10/1/15                                                   2,800,946
                       Ohio State Higher Educational Facilities Commission Revenue:
   2,875,000 A2*         John Carroll University Project, 5.850% due 4/1/20            3,062,163
                         University of Dayton Project, AMBAC-Insured:
   3,380,000 AAA          5.500% due 12/1/25                                           3,521,994
  11,710,000 AAA          5.500% due 12/1/30                                          12,110,482
   1,500,000 NR        Ohio State Solid Waste Revenue, Republic Engineered Steels
                         Inc., 9.000% due 6/1/21 (b)                                      75,000
   1,000,000 Baa1*     Ohio State Water Development Authority, Pollution Control
                         Facilities Revenue, (Ohio Edison Co. Project), 5.950% due
                         5/15/29                                                       1,009,780
   5,000,000 AA+       Orange, OH City School District GO, 5.000% due 12/1/23          4,934,350
   5,000,000 Aaa*      Plain, OH Local School District, FGIC-Insured, 5.000% due
                         12/1/25                                                       4,965,250
   1,305,000 Aaa*      River Valley, OH Local School District, School Facilities
                         Construction & Improvement, FSA-Insured, 5.250% due
                         11/1/21                                                       1,334,676
   7,410,000 A3*       Steubenville, OH Hospital Revenue, Trinity Health, 6.500%
                         due 10/1/30                                                   7,771,386
                       University of Cincinnati, OH General Receipts, Series A,
                         FGIC-Insured:
   2,000,000 AAA         5.000% due 6/1/20                                             2,012,600
   2,500,000 AAA         5.000% due 6/1/21                                             2,509,750
   6,310,000 AAA         5.250% due 6/1/24                                             6,424,590
   3,250,000 AAA       Warrensville Heights, OH City School District, School
                         Improvement, FGIC-Insured, 5.750% due 12/1/24                 3,495,537
                       Waterloo, OH Local School District, Classroom Facilities
                         Improvement, FGIC-Insured:
   3,000,000 Aaa*        5.125% due 12/1/21                                            3,039,960
   2,000,000 Aaa*        5.125% due 12/1/24                                            2,015,860
------------------------------------------------------------------------------------------------
                                                                                     322,328,063
------------------------------------------------------------------------------------------------
Oklahoma -- 0.3%
                       Tulsa, OK GO:
   2,100,000 AA          5.000% due 3/1/18                                             2,112,348
   2,100,000 AA          5.000% due 3/1/19                                             2,105,481
   2,000,000 AA          5.000% due 3/1/20                                             1,997,640
                       Tulsa, OK Industrial Authority, Hospital Revenue:
   1,975,000 AA          St. Johns Medical Center Project, 6.250% due 2/15/17          2,210,499
     500,000 AAA         Tulsa Regional Medical Center, 7.200% due 6/1/17                543,475
   1,000,000 AA-         Woods County, OK IDA, Revenue Refunding, (Cargill Inc.
                          Project), 6.250% due 10/1/14 (f)                             1,064,390
------------------------------------------------------------------------------------------------
                                                                                      10,033,833
------------------------------------------------------------------------------------------------
Oregon -- 2.3%
                       Clackamas County, OR Hospital Facilities:
   2,000,000 AA          5.750% due 5/1/15                                             2,137,900
   8,000,000 AA          5.250% due 5/1/21                                             8,030,640


                      See Notes to Financial Statements.



     22 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                FEBRUARY 28, 2002


    FACE
   AMOUNT    RATING(a)                          SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
Oregon -- 2.3% (continued)
                       Clackamas County, OR School District No. 007J, Lake Oswego,
                         MBIA-Insured:
$  5,590,000 Aaa*        5.000% due 6/1/20                                          $    5,622,478
   6,110,000 Aaa*        5.000% due 6/1/21                                               6,131,996
   6,665,000 Aaa*        5.000% due 6/1/22                                               6,684,061
  10,525,000 Aaa*        5.000% due 6/1/26                                              10,451,115
   5,505,000 AAA       Oregon State Department of Administrative Services Corp.,
                         COP, Series A, AMBAC-Insured, 4.875% due 5/1/17                 5,565,610
   6,950,000 AA        Oregon State GO, Series B, 6.375% due 8/1/24                      7,213,683
                       Portland, OR Community College District, Series A:
   2,885,000 AA          5.000% due 6/1/18                                               2,923,140
   3,140,000 AA          5.000% due 6/1/19                                               3,167,506
   4,350,000 Aaa*      Portland, OR Tax Revenue, Series A, MBIA-Insured, 5.125%
                         due 6/1/30                                                      4,368,575
                       Washington County, OR GO:
   4,330,000 Aa2*        5.000% due 6/1/21                                               4,339,180
   6,490,000 Aa2*        5.125% due 6/1/23                                               6,539,389
---------------------------------------------------------------------------------------------------
                                                                                        73,175,273
---------------------------------------------------------------------------------------------------
Pennsylvania -- 3.7%
                       Allegheny County, PA:
   1,000,000 Ba3*        Hospital Development Authority Revenue, (St. Francis
                          Medical Center Project), 5.750% due 5/15/17                      652,090
  21,000,000 AAA         Sanitation Authority Sewer Revenue, MBIA-Insured, 5.375%
                          due 12/1/24                                                   21,498,540
   7,400,000 A-1+      Geisinger, PA Health Systems Authority, 1.250% due 8/1/28
                         (c)                                                             7,400,000
   2,185,000 AAA       Harbor Creek, PA School District, Series D, FGIC-Insured,
                         5.000% due 8/1/18                                               2,207,003
     255,000 Aaa*      Montgomery County, PA IDA Revenue, Pennsburg Nursing &
                         Rehabilitation Center, (Pre-Refunded -- Escrowed with
                         U.S. government securities to 3/31/04 Call @ 102.775),
                         7.625% due 7/1/18                                                 289,797
   1,605,000 AAA       Northampton County, PA General Purpose Authority Revenue,
                         FSA-Insured, 5.000% due 10/1/19                                 1,616,749
                       Pennsylvania Economic Development Financing Authority,
                         Resource Recovery Revenue, (Northhampton Generating
                         Project), Series C:
   2,000,000 NR           6.875% due 1/1/11 (b)                                          2,018,740
  12,000,000 NR           6.950% due 1/1/21 (b)                                         12,086,160
   5,000,000 AAA       Pennsylvania State Higher Education, Assistance Agency,
                         Capital Acquisition, MBIA-Insured, 5.000% due 12/15/26          4,922,800
  15,200,000 AAA       Philadelphia, PA Gas Works Revenue, FSA-Insured, 5.125% due
                         8/1/31                                                         15,028,392
     500,000 Baa3*     Philadelphia, PA Hospitals & Higher Education Facilities
                         Authority, Hospital Revenue, PA Hospital, (Escrowed to
                         maturity with U.S. government securities), 6.250% due
                         7/1/06 (d)                                                        563,445
  18,620,000 AAA       Philadelphia, PA IDA, Lease Revenue, Series B, FSA-Insured,
                         5.125% due 10/1/26                                             18,529,134
                       Philadelphia, PA School District GO, Series A, FSA-Insured:
     855,000 AAA         5.750% due 2/1/17                                                 931,360
     755,000 AAA         5.750% due 2/1/20                                                 813,248
     565,000 AAA         5.750% due 2/1/21                                                 609,014
  11,600,000 AAA         5.750% due 2/1/30                                              12,399,124
  11,000,000 AAA         5.500% due 2/1/31                                              11,303,820
   2,680,000 AA-       Saint Mary Hospital Authority, Bucks County Catholic Health
                         Initiatives, Series A, 5.375% due 12/1/12                       2,977,694
     500,000 A         Shenandoah Valley, PA School District GO, Series B, zero
                         coupon bond to yield 6.683% due 2/1/12                            314,065
---------------------------------------------------------------------------------------------------
                                                                                       116,161,175
---------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



     23 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                FEBRUARY 28, 2002


    FACE
   AMOUNT    RATING(a)                          SECURITY                               VALUE
------------------------------------------------------------------------------------------------
Puerto Rico -- 0.1%
$  2,500,000 AAA     Puerto Rico Electric Power Authority Revenue, Series 2,
                       MBIA-Insured, 5.000% due 7/1/20                            $    2,530,025
------------------------------------------------------------------------------------------------
Rhode Island -- 0.3%
     500,000 AAA     Rhode Island Depositors Economic Protection Corp., Special
                       Obligation, Series A, FSA-Insured,
                       (Pre-Refunded -- Escrowed with U.S. government securities
                       to 8/1/02 Call @ 102), 6.625% due 8/1/19                          520,670
   4,500,000 A-1     Rhode Island Health & Educational Building Corp.,
                       Educational Institution Revenue, St. Andrews School,
                       (LOC-Fleet National Bank), 1.300% due 12/1/29 (c)               4,500,000
   3,000,000 AAA     Rhode Island State Economic Development Corp., Airport
                       Revenue, Series B, FGIC-Insured, 6.000% due 7/1/28              3,236,730
------------------------------------------------------------------------------------------------
                                                                                       8,257,400
------------------------------------------------------------------------------------------------
South Carolina -- 2.9%
   1,870,000 AA+     Charleston County, SC Capital Improvement, 5.250% due 5/1/21      1,912,150
   2,470,000 AAA     South Carolina Jobs EDA Revenue, Myrtle Beach Convention,
                       Series B, MBIA-Insured, 5.250% due 4/1/26                       2,487,611
  32,755,000 AAA     South Carolina State, Public Service Authority, Series B,
                       FSA-Insured, 5.125% due 1/1/37                                 32,359,320
                     South Carolina Transportation Infrastructure Revenue,
                       Series A, AMBAC-Insured:
  27,250,000 Aaa*      5.100% due 10/1/27                                             27,133,098
  27,500,000 Aaa*      5.125% due 10/1/31                                             27,478,000
------------------------------------------------------------------------------------------------
                                                                                      91,370,179
------------------------------------------------------------------------------------------------
South Dakota -- 0.2%
                     Minnehaha County, SD GO, COP:
   2,635,000 Aa2*      5.625% due 12/1/19                                              2,771,177
   2,400,000 Aa2*      5.625% due 12/1/20                                              2,515,344
------------------------------------------------------------------------------------------------
                                                                                       5,286,521
------------------------------------------------------------------------------------------------
Tennessee -- 2.1%
                     Chattanooga, TN Electrical Revenue:
   1,600,000 AA        5.200% due 9/1/16                                               1,665,648
   1,600,000 AA        5.250% due 9/1/17                                               1,666,736
   1,600,000 AA        5.250% due 9/1/18                                               1,654,352
   6,300,000 AA        5.375% due 9/1/25                                               6,457,563
                     Chattanooga, TN Health and Educational Housing Facilities
                       Board, Mortgage Revenue, Red Bank Health Care,
                       FHA-Insured, (LOC-Citibank N.A.):
     125,000 AA         11.250% due 8/1/04                                               145,515
     150,000 AA         11.250% due 2/1/05                                               178,494
     180,000 AA         11.250% due 8/1/05                                               219,672
  18,000,000 AAA     Chattanooga, TN IDB, Lease/Rent Revenue, AMBAC-Insured,
                       5.625% due 10/1/30                                             18,623,520
   1,000,000 AAA     Franklin, TN IDB, Multi-Family Housing Revenue, (Landings
                       Apartment Project), Series A, FSA-Insured, 5.900% due
                       10/1/16                                                         1,061,160
                     Hardeman County, TN Correctional Facilities Corp.,
                       Correctional Facilities Revenue:
   1,200,000 NR        6.900% due 8/1/03                                               1,203,696
  11,000,000 NR        7.750% due 8/1/17                                              10,949,950
                     Sevier County, TN Public Building Authority, Local
                       Government Improvement IV:
   1,100,000 VMIG 1*   Series 3, FSA-Insured, 1.300% due 6/1/25 (c)                    1,100,000
     600,000 VMIG 1*   Series A-2, 1.300% due 6/1/25 (c)                                 600,000
     200,000 VMIG 1*   Series D-1, AMBAC-Insured, 1.300% due 6/1/20 (c)                  200,000


                      See Notes to Financial Statements.



     24 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                FEBRUARY 28, 2002


    FACE
   AMOUNT    RATING(a)                          SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
Tennessee -- 2.1% (continued)
                       Tennessee State GO, Series A:
$  3,810,000 AA          5.250% due 3/1/17                                          $    3,958,514
   4,000,000 AA          5.250% due 3/1/18                                               4,131,640
   7,300,000 AA-       Tennessee State School Board Authority, Higher Education
                         Facilities, Second Program, Series A, 5.625% due 5/1/30         7,592,073
                       Williamson County, TN GO:
   1,860,000 Aa1*        5.000% due 3/1/18                                               1,893,684
   1,895,000 Aa1*        Rural Schools, 5.000% due 3/1/18                                1,929,318
---------------------------------------------------------------------------------------------------
                                                                                        65,231,535
---------------------------------------------------------------------------------------------------
Texas -- 3.3%
     685,000 A         Austin, TX Housing Finance Corp., Multi-Family Housing
                         Revenue, (Stassney Woods Apartments Project), 6.500% due
                         10/1/10                                                           718,154
     500,000 NR        Bexar County, TX Health Facilities Development Corp.
                         Hospital Revenue, (St. Luke's Lutheran Hospital Project),
                         (Pre-Refunded -- Escrowed with U.S. government securities
                         to 5/1/03 Call @ 100), 7.900% due 5/1/18 (d)                      534,825
   1,000,000 AAA       Brazos County, TX Health Facilities Development Corp.,
                         Franciscan Services Corp., Series A, MBIA-Insured, 5.375%
                         due 1/1/17                                                      1,031,960
   2,600,000 A         Brownsville, TX Naval District, (Union Carbide Corp.
                         Project), 5.100% due 1/1/12                                     2,656,264
   5,520,000 AAA       Burleson, TX ISD, PSFG-Insured, Unrefunded Balance, 6.750%
                         due 8/1/24                                                      6,115,608
                       Dallas-Fort Worth, TX International Airport Facilities
                         Improvement Corp. Revenue, American Airlines Inc.:
   6,470,000 BB           6.375% due 5/1/35                                              4,914,483
  17,000,000 BB           Series A, 5.950% due 5/1/29                                   16,513,120
  17,000,000 BB           Series B, 6.050% due 5/1/29                                   16,005,670
     180,000 A         Ector County, TX Hospital District Revenue, 7.125% due
                         4/15/02                                                           180,884
      80,000 AAA       El Paso, TX ISD, GO, Unrefunded Balance, 5.900% due 2/15/13          84,070
   2,280,000 A3*       El Paso County, TX Housing Finance Corp., Multi-Family
                         Housing Revenue, Las Lomas Apartments, Series A, 6.375%
                         due 12/1/29                                                     2,345,482
   1,200,000 A         Gulf Coast Waste Disposal Authority, PCR, (Union Carbide
                         Corp. Project), 5.100% due 1/1/12                               1,225,968
                       Harris County, TX Health Facilities Development Corp.
                         Hospital Revenue:
     250,000 NR          Memorial Hospital System Project, 7.125% due 6/1/15               258,250
   2,000,000 AAA         School Health Care System, Series B, (Escrowed to
                          maturity with U.S. government securities Call @ 100),
                          5.750% due 7/1/27                                              2,210,860
   2,410,000 AA          Texas Children's Hospital Project, Series A, 5.375% due
                          10/1/16                                                        2,477,986
   1,000,000 A1*       Harris County, TX Industrial Development Corp., IDR,
                         (Cargill Inc. Project), 7.000% due 10/1/15                      1,036,550
   1,045,000 AAA       Houston, TX Community College System Revenue, Student Fee,
                         MBIA-Insured, 5.650% due 4/15/15                                1,157,526
  10,775,000 VMIG 1*   Lower Neches Valley Authority, TX Industrial Development
                         Corp., Exempt Facilities Revenue, (Exxon Mobil Project),
                         Series A, 1.250% due 2/1/31 (c)                                10,775,000
                       Lubbock, TX Health Facilities Development Corp. Revenue,
                         St. Joseph Health Systems:
   2,500,000 AA-         5.250% due 7/1/13                                               2,590,150
   3,635,000 AA-         5.250% due 7/1/14                                               3,740,851
   1,000,000 AAA       Midland County, TX Hospital District Revenue,
                         AMBAC-Insured, 5.375% due 6/1/16                                1,028,140
   9,000,000 AAA       North Central, TX Health Facility Development Corp.
                         Revenue, (Zale Lipshy University Project), FSA-Insured,
                         5.450% due 4/1/15                                               9,451,530
     250,000 NR        Rusk County, TX Health Facilities Corp., Hospital Revenue,
                         (Henderson Memorial Hospital Project), 7.750% due 4/1/13          254,532


                      See Notes to Financial Statements.



     25 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                FEBRUARY 28, 2002


    FACE
   AMOUNT    RATING(a)                          SECURITY                                  VALUE
----------------------------------------------------------------------------------------------------
Texas -- 3.3% (continued)
                       Tarrant County, TX Health Facilities Development Corp.,
                         Hospital Revenue:
$    250,000 BBB         Pre-Refunded -- Escrowed with U.S. government securities
                          to 5/15/03 Call @ 102, 7.000% due 5/15/28 (d)               $      270,242
     250,000 BBB         Unrefunded Balance, 7.000% due 5/15/28                              254,022
                       Texas General Services Commission COP, (Office Building &
                         Land Acquisition Project):
     130,000 A-          7.000% due 8/1/14                                                   136,904
     330,000 A-          7.000% due 8/1/24                                                   345,863
      40,000 Aa2*      Texas Housing Agency Mortgage Revenue, Single-Family,
                         Series A, 7.150% due 9/1/12                                          40,709
   9,035,000 Aa1*      Texas State GO, Veterans Housing Assistance, Series B-4,
                         6.700% due 12/1/24                                                9,363,332
                       Tyler, TX Health Facilities Development Corp., (East Texas
                         Medical Center Project):
   1,350,000 AAA         Series A, MBIA-Insured, 5.500% due 11/1/17                        1,407,226
   1,000,000 AAA         Series B, FSA-Insured, 5.500% due 11/1/17                         1,042,390
   3,000,000 AAA         Series C, FSA-Insured, 5.500% due 11/1/17                         3,127,170
     250,000 NR        Winters, TX Waterworks & Sewer System Revenue,
                         FMHA-Insured, (Pre-Refunded -- Escrowed with U.S.
                         government securities to 8/1/03 Call @ 100), 8.500% due
                         8/1/17(d)                                                           273,212
-----------------------------------------------------------------------------------------------------
                                                                                         103,568,933
-----------------------------------------------------------------------------------------------------
Virginia -- 1.3%
                       Arlington County, VA IDA, Multi-Family Housing Revenue:
                         Sr. Lien - Arlington Housing:
     705,000 A            6.300% due 7/1/16                                                  744,198
     750,000 A            6.350% due 7/1/20                                                  789,293
   1,000,000 A            6.375% due 7/1/25                                                1,044,020
   1,000,000 A           Woodbury Park Apartments, Series A, 5.350% due 7/1/18             1,017,380
     200,000 AAA       Fairfax County, VA Redevelopment & Housing Authority,
                         Multi-Family Housing Revenue, Paul Spring, Series A,
                         FHA-Insured, 5.900% due 6/15/17                                     211,860
   1,425,000 AAA       Harrisonburg, VA Redevelopment & Housing Authority,
                         Multi-Family Housing Revenue, (Battery Heights Project),
                         Series A, GNMA-Collateralized, 6.100% due 4/20/16                 1,513,621
   2,160,000 AA+       Norfolk, VA Redevelopment & Housing Authority, Educational
                         Facilities Revenue, Tidewater Community College Campus,
                         5.875% due 11/1/15                                                2,338,330
   1,000,000 BBB       Peninsula Ports Authority, VA Coal Terminal Revenue,
                         (Dominion Terminal Association Project), 7.375% due 6/1/20        1,026,130
     500,000 AAA       Prince William County, VA IDA Revenue, Potomac Place,
                         Series A, GNMA-Collateralized, 6.250% due 12/20/27                  537,575
   1,250,000 A+        Virginia College Building Authority, VA Educational
                         Facilities Revenue, (Hampton University Project), 5.750%
                         due 4/1/14                                                        1,317,862
                       Virginia State Housing Development Authority, Commonwealth
                         Mortgage Revenue:
                         Series D:
     140,000 AA+          Subseries D-1, Remarketed 9/12/95, 6.400% due 7/1/17               145,174
   1,315,000 AA+          Subseries D-3, Remarketed 5/30/96, 5.800% due 7/1/10             1,386,457
                          Subseries D-4, Remarketed 7/16/96:
   1,330,000 AA+            6.100% due 1/1/11                                              1,400,091
   1,365,000 AA+            6.100% due 7/1/11                                              1,436,075
   1,400,000 AA+            6.125% due 1/1/12                                              1,471,750
   1,440,000 AA+            6.125% due 7/1/12                                              1,513,339
   1,485,000 AA+            6.150% due 1/1/13                                              1,556,042
   1,525,000 AA+            6.150% due 7/1/13                                              1,597,956
   1,565,000 AA+            6.200% due 1/1/14                                              1,638,289
   1,615,000 AA+            6.200% due 7/1/14                                              1,690,630
  15,000,000 AAA         Series J, Subseries J-1, MBIA-Insured, 5.200% due 7/1/19         15,186,750
-----------------------------------------------------------------------------------------------------
                                                                                          39,562,822
-----------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



     26 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)              FEBRUARY 28, 2002


    FACE
   AMOUNT    RATING(a)                          SECURITY                                VALUE
--------------------------------------------------------------------------------------------------
Washington -- 0.8%
                       Washington State GO, Variable Purpose, Series 2-A,
                         FSA-Insured:
$  5,730,000 AAA         5.000% due 7/1/22                                          $    5,664,735
  19,065,000 AAA         5.000% due 7/1/25                                              18,677,980
     250,000 AAA       Washington State Public Power Supply System, (Nuclear
                         Project No. 1), Series B, FGIC/TCRS-Insured, 7.125% due
                         7/1/16                                                            312,652
---------------------------------------------------------------------------------------------------
                                                                                        24,655,367
---------------------------------------------------------------------------------------------------
West Virginia -- 0.4%
   4,190,000 A         Kanawha County, WV PCR, (Union Carbide Corp. Project),
                         5.100% due 1/1/12                                               4,280,672
   7,540,000 A         South Charleston, WV PCR, (Union Carbide Corp. Project),
                         5.100% due 1/1/12                                               7,703,165
---------------------------------------------------------------------------------------------------
                                                                                        11,983,837
---------------------------------------------------------------------------------------------------
Wisconsin -- 0.2%
   1,325,000 Aaa*      Winneconne, WI Community School District GO, FGIC-Insured,
                         (Pre-Refunded -- Escrowed with state and local government
                         securities to 4/1/06 Call @ 100),  6.750% due 4/1/16            1,513,004
   1,815,000 AA        Wisconsin Housing & EDA, Home Ownership Revenue, Series A,
                         6.450% due 3/1/17                                               1,887,999
                       Wisconsin State Health & Educational Facilities Authority
                         Revenue:
   1,000,000 A           Kenosha Hospital & Medical Center Project, 5.700% due
                          5/15/20                                                          993,190
   1,000,000 AAA         Medical College of Wisconsin Inc. Project, MBIA-Insured,
                          5.400% due 12/1/16                                             1,041,130
---------------------------------------------------------------------------------------------------
                                                                                         5,435,323
---------------------------------------------------------------------------------------------------
Wyoming -- 0.2%
   1,700,000 A-1+      Lincoln County, WY PCR, (Exxon Project), Class B,
                         1.350% due 11/1/14 (c)                                          1,700,000
                       Wyoming Community Development Authority, Housing Revenue:
   1,920,000 AA          Series 1, 5.450% due 12/1/29                                    1,958,112
   2,000,000 AA          Series 4, 5.900% due 12/1/14                                    2,098,820
---------------------------------------------------------------------------------------------------
                                                                                         5,756,932
---------------------------------------------------------------------------------------------------
                       TOTAL INVESTMENTS -- 100%
                       (Cost -- $3,098,672,599**)                                   $3,141,030,345
---------------------------------------------------------------------------------------------------

(a)All ratings are by Standard & Poor's Ratings Service except for those which are identified by an asterisk (*) or a double dagger (++), are rated by Moody's Investors Service, Inc. and Fitch IBCA, Duff & Phelps, respectively.
(b)Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c)Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(d)Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(e)All or part of this security has been segregated by Custodian for open purchase commitments and/or futures contract commitments.
(f)Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(g)Security is currently in default.
** Aggregate cost for Federal income tax purposes is substantially the same.

   See pages 28 and 29 for definitions of ratings and certain security descriptions.


                      See Notes to Financial Statements.



     27 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 BOND RATINGS (UNAUDITED)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    -- Bonds rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A      -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB    -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB     -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B      -- Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa    -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.



     28 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad time over the future. Uncertainty of position characterizes bonds in this class.

B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Fitch IBCA, Duff & Phelps ("Fitch") -- Rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major ratings categories.

AA     -- Bonds rated "AA" have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

NR     -- Indicates that the bond is not rated by Standard & Poor's, Moody's or
          Fitch.

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

SP-1    -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1     -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1  -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1     -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

 SECURITY DESCRIPTIONS (UNAUDITED)

ABAG    --Association of Bay Area Governments          IDA     --  Industrial Development Authority
AIG     --American International Guaranty              IDB     --Industrial Development Board
AMBAC   --AMBAC Indemnity Corporation                  IDR     --Industrial Development Revenue
BAN     --Bond Anticipation Notes                      INFLOS  --Inverse Floaters
BIG     --Bond Investors Guaranty                      ISD     --Independent School District
CGIC    --Capital Guaranty Insurance Company           LOC     --Letter of Credit
CHFCLI  --California Health Facility Construction      MBIA    --Municipal Bond Investors Assurance
           Loan Insurance                                         Corporation
COP     --Certificate of Participation                 MVRICS  --Municipal Variable Rate Inverse Coupon
EDA     --Economic Development Authority                          Security
ETM     --Escrowed To Maturity                         PCR     --Pollution Control Revenue
FAIRS   --Floating Adjustable Interest Rate Securities PSFG    --Permanent School Fund Guaranty
FGIC    --Financial Guaranty Insurance Company         Q-SBLF  --Qualified School Bond Loan Fund
FHA     --Federal Housing Administration               RAN     --Revenue Anticipation Notes
FHLMC  --  Federal Home Loan Mortgage Corporation      RIBS    --Residual Interest Bonds
FMHA    --Farmers Home Administration                  RITES   --Residual Interest Tax-Exempt Security
FNMA    --Federal National Mortgage Association        SYCC    --Structured Yield Curve Certificate
FRTC    --Floating Rate Trust Certificates             TAN     --Tax Anticipation Notes
FSA     --Federal Savings Association                  TCRS    --Transferable Custodial Receipts
GIC     --Guaranteed Investment Contract               TECP    --Tax Exempt Commercial Paper
GNMA    --Government National Mortgage Association     TOB     --Tender Option Bonds
GO      --General Obligation                           TRAN    --Tax and Revenue Anticipation Notes
HDC     --Housing Development Corporation              VAN     --Veterans Administration
HFA     --Housing Finance Authority                    VRDD    --Variable Rate Daily Demand
                                                       VRWE    --Variable Rate Wednesday Demand


     29 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 STATEMENT OF ASSETS AND LIABILITIES              FEBRUARY 28, 2002



ASSETS:
   Investments, at value (Cost -- $3,098,672,599)                $3,141,030,345
   Receivable for securities sold                                    39,492,813
   Dividends and interest receivable                                 36,673,588
   Receivable for Fund shares sold                                    3,397,600
   Receivable from broker                                                50,000
-------------------------------------------------------------------------------
   Total Assets                                                   3,220,644,346
-------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                 181,957,774
   Payable for Fund shares purchased                                  1,483,209
   Distribution fees payable                                            993,174
   Investment advisory fee payable                                      739,330
   Administration fee payable                                           392,927
   Payable to bank                                                       13,540
   Accrued expenses                                                     480,633
-------------------------------------------------------------------------------
   Total Liabilities                                                186,060,587
-------------------------------------------------------------------------------
Total Net Assets                                                 $3,034,583,759
-------------------------------------------------------------------------------
NET ASSETS:
   Par value of capital shares                                   $    1,931,524
   Capital paid in excess of par value                            3,049,434,776
   Undistributed net investment income                                1,143,606
   Accumulated net realized loss from security transactions         (60,401,268)
   Net unrealized appreciation of investments and futures
     contracts                                                       42,475,121
-------------------------------------------------------------------------------
Total Net Assets                                                 $3,034,583,759
-------------------------------------------------------------------------------
Shares Outstanding:
   Class 1                                                            3,954,951
   ----------------------------------------------------------------------------
   Class A                                                          131,762,794
   ----------------------------------------------------------------------------
   Class B                                                           43,597,511
   ----------------------------------------------------------------------------
   Class L                                                           11,719,291
   ----------------------------------------------------------------------------
   Class Y                                                            2,117,853
   ----------------------------------------------------------------------------
Net Asset Value:
   Class 1 (and redemption price)                                        $15.68
   ----------------------------------------------------------------------------
   Class A (and redemption price)                                        $15.71
   ----------------------------------------------------------------------------
   Class B *                                                             $15.72
   ----------------------------------------------------------------------------
   Class L **                                                            $15.71
   ----------------------------------------------------------------------------
   Class Y (and redemption price)                                        $15.73
   ----------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
   Class 1 (net asset value plus 4.99% of net asset value per
     share)                                                              $16.46
   ----------------------------------------------------------------------------
   Class A (net asset value plus 4.17% of net asset value per
     share)                                                              $16.36
   ----------------------------------------------------------------------------
   Class L (net asset value plus 1.01% of net asset value per
     share)                                                              $15.87
-------------------------------------------------------------------------------
 *Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 3).
**Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within first year of purchase.


                      See Notes to Financial Statements.



     30 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 STATEMENT OF OPERATIONS   FOR THE YEAR ENDED FEBRUARY 28, 2002


INVESTMENT INCOME:
   Interest                                                     $  165,934,167
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fee (Note 3)                                  9,416,852
   Distribution fees (Note 3)                                        9,050,744
   Administration fee (Note 3)                                       5,264,471
   Shareholder and system servicing fees                             1,035,037
   Custody                                                             170,678
   Registration fees                                                   170,214
   Audit and legal                                                     132,743
   Pricing service fees                                                113,453
   Shareholder communications                                          100,145
   Directors' fees                                                      16,251
   Other                                                                19,097
--------------------------------------------------------------------------------
   Total Expenses                                                   25,489,685
--------------------------------------------------------------------------------
Net Investment Income                                              140,444,482
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FUTURES CONTRACTS (NOTES 4 AND 5):
   Realized Gain From Security Transactions (excluding
     short-term securities):
     Proceeds from sales                                         2,552,981,800
     Cost of securities sold                                     2,489,159,763
--------------------------------------------------------------------------------
   Net Realized Gain                                                63,822,037
--------------------------------------------------------------------------------
   Decrease in Net Unrealized Appreciation (Note 1)                (25,320,446)
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                       38,501,591
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                          $  178,946,073
--------------------------------------------------------------------------------


                      See Notes to Financial Statements.



     31 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS   FOR THE YEARS ENDED FEBRUARY 28,



                                                                          2002              2001
------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                             $  140,444,482    $  146,347,286
   Net realized gain                                                     63,822,037         1,209,283
   Increase (decrease) in net unrealized appreciation                   (25,320,446)      268,366,190
------------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                               178,946,073       415,922,759
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
   Net investment income                                               (141,793,127)     (144,041,310)
   Excess of net investment income                                       (1,507,158)               --
------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders           (143,300,285)     (144,041,310)
------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sale of shares                                     466,815,208       437,274,482
   Net asset value of shares issued in connection with the transfer
     of the Greenwich Street Municipal Fund's net assets (Note 7)                --       204,536,563
   Net asset value of shares issued in connection with the transfer
     of the CIS Municipal Bond Fund's net assets (Note 7)                        --        97,879,978
   Net asset value of shares issued for reinvestment of dividends        82,824,606        82,985,212
   Cost of shares reacquired                                           (612,484,224)     (840,343,176)
------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Fund Share Transactions                  (62,844,410)      (17,666,941)
------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                       (27,198,622)      254,214,508

NET ASSETS:
   Beginning of year                                                  3,061,782,381     2,807,567,873
------------------------------------------------------------------------------------------------------
   End of year*                                                      $3,034,583,759    $3,061,782,381
------------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                       $1,143,606        $2,559,376
------------------------------------------------------------------------------------------------------


                      See Notes to Financial Statements.



     32 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 NOTES TO FINANCIAL STATEMENTS



1. Significant Accounting Policies

Smith Barney Managed Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f ) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets of each class; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At February 28, 2002, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of undistributed net investment income amounting to $329,191 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and ( j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and other parameters used in determining these estimates could cause actual results to differ.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised Audit and Accounting Guide for Investment Companies ("Guide"). This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and accrete all discounts on all fixed-income securities. The Fund adopted this requirement effective March 1, 2001. This change does not affect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations. For the year ended February 28, 2002, interest income increased by $99,657, net realized gains decreased by $170,970 and the change in net unrealized appreciation of investments increased by $71,313. In addition, the Fund recorded adjustments to increase the cost of securities and increase accumulated undistributed net investment income by $1,281,812 to reflect the cumulative effect of this change up to the date of the adoption.

2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy requirements that allow interest from municipal securities, which is exempt from regular Federal income tax and from certain states' income taxes, to retain its exempt-interest status when distributed to the shareholders of the Fund.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. If necessary, additional taxable distributions may be made to avoid a Federal excise tax.

     33 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

3. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.35% of the average daily net assets up to $500 million; 0.32% of the average daily net assets of the next $1.0 billion and 0.29% in excess of $1.5 billion. This fee is calculated daily and paid monthly.

SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million; 0.18% of the average daily net assets of the next $1.0 billion and 0.16% of the average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by TB&T. For the year ended February 28, 2002, the Fund paid transfer agent fees of $720,404 to TB&T.

Salomon Smith Barney Inc. ("SSB") and PFS Distributors, Inc., another subsidiary of SSBH, act as the Fund's distributors. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group.

There are maximum initial sales charges of 4.75%, 4.00% and 1.00% for Class 1, A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended Feburary 28, 2002, SSB received sales charges of approximately $104,000, $2,155,000 and $353,000 on sales of the Fund's Class 1, A and L shares, respectively. In addition, for the year ended February 28, 2002 CDSCs paid to SSB were approximately:

                                                     Class A   Class B  Class L
--------------------------------------------------------------------------------
CDSCs                                                $14,000  $663,000  $31,000
--------------------------------------------------------------------------------

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares, calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.55%, of the average daily net assets of each class, respectively.

     34 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

For the year ended February 28, 2002 total Distribution Plan fees incurred were:

                                   Class A            Class B          Class L
--------------------------------------------------------------------------------
Distribution Plan Fees           $3,057,867         $4,775,054        $1,217,823
--------------------------------------------------------------------------------

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

4. Investments

During the year ended February 28, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

--------------------------------------------------------------------------------
Purchases                                                         $2,557,452,014
--------------------------------------------------------------------------------
Sales                                                              2,552,981,800
--------------------------------------------------------------------------------

At Feburary 28, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

--------------------------------------------------------------------------------
Gross unrealized appreciation                                      $128,504,926
Gross unrealized depreciation                                       (86,147,180)
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $ 42,357,746
--------------------------------------------------------------------------------

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At February 28, 2002, the Fund had the following open futures contracts:

                          Expiration   # of       Basis      Market    Unrealized
                          Month/Year Contracts    Value      Value     Gain (Loss)
----------------------------------------------------------------------------------
Future contracts to buy:
Municipal Bond Index         3/02       400    $41,618,563 $42,062,500  $ 443,937
Future contracts to sell:
U.S. 30 Year Bond            3/02       400     41,310,938  41,637,500   (326,562)
----------------------------------------------------------------------------------
Net Unrealized Gain                                                     $ 117,375
----------------------------------------------------------------------------------


     35 Smith Barney Managed Municipals Fund Inc.  | 2002 Annual Report to
                                 Shareholders

6. Capital Shares

At February 28, 2002, the Fund had one billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has established multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At February 28, 2002, total paid-in capital amounted to the following for each class:

                        Class 1      Class A       Class B      Class L      Class Y
--------------------------------------------------------------------------------------
Total Paid-in Capital $58,583,040 $2,035,447,473 $732,923,604 $189,167,251 $35,244,932
--------------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                                                                Year Ended                  Year Ended
                                                                             February 28, 2002          February 28, 2001+
                                                                        --------------------------  --------------------------
                                                                          Shares        Amount        Shares        Amount
-------------------------------------------------------------------------------------------------------------------------------
Class 1
Shares sold                                                                 327,160  $   4,844,906    4,378,662  $  65,189,243
Net asset value of shares issued in connection with the transfer of the
 CIS Municipal Bond Fund's net assets (Note 7)                                   --             --    4,302,249     63,966,320
Shares issued on reinvestment                                               198,960      3,093,171       88,705      1,355,844
Shares reacquired                                                          (716,814)   (10,899,982)  (4,623,971)   (68,957,170)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                                    (190,694) $  (2,961,905)   4,145,645  $  61,554,237
-------------------------------------------------------------------------------------------------------------------------------
Class A
Shares sold                                                              21,647,717  $ 332,846,006   18,026,466  $ 272,468,585
Net asset value of shares issued in connection with the transfer of the
 Greenwich Street Municipal Fund's net assets (Note 7)                           --             --   14,397,344    204,536,563
Net asset value of shares issued in connection with the transfer of the
 CIS Municipal Bond Fund's net assets (Note 7)                                   --             --    1,887,426     28,091,458
Shares issued on reinvestment                                             3,612,552     56,231,504    3,726,957     55,489,093
Shares reacquired                                                       (22,809,920)  (350,992,783) (34,268,524)  (508,151,842)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase                                                              2,450,349  $  38,084,727    3,769,669  $  52,433,857
-------------------------------------------------------------------------------------------------------------------------------
Class B
Shares sold                                                               5,152,297  $  78,922,136    4,192,821  $  63,308,525
Net asset value of shares issued in connection with the transfer of the
 CIS Municipal Bond Fund's net assets (Note 7)                                   --             --      391,271      5,822,200
Shares issued on reinvestment                                             1,178,077     18,341,277    1,441,344     21,447,717
Shares reacquired                                                       (14,274,614)  (220,965,608) (14,534,297)  (216,165,222)
-------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                                             (7,944,240) $(123,702,195)  (8,508,861) $(125,586,780)
-------------------------------------------------------------------------------------------------------------------------------
Class L
Shares sold                                                               2,599,681  $  40,202,160    2,312,524  $  35,308,129
Shares issued on reinvestment                                               310,869      4,838,646      291,029      4,331,671
Shares reacquired                                                        (1,636,286)   (25,080,459)  (2,161,940)   (32,068,942)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase                                                              1,274,264  $  19,960,347      441,613  $   7,570,858
-------------------------------------------------------------------------------------------------------------------------------
Class Y
Shares sold                                                                 628,931  $  10,000,000       68,540  $   1,000,000
Shares issued on reinvestment                                                20,544        320,008       24,192        360,887
Shares reacquired                                                          (288,746)    (4,545,392)  (1,023,414)   (15,000,000)
-------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                                                     360,729  $   5,774,616     (930,682) $ (13,639,113)
-------------------------------------------------------------------------------------------------------------------------------

+ For Class 1 shares, transactions are for the period from September 12, 2000
  (inception date) to February 28, 2001.


     36 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

7. Transfer of Net Assets

On March 3, 2000, the Fund acquired the assets and certain liabilities of the Greenwich Street Municipal Fund pursuant to a plan of reorganization approved by Greenwich Street Municipal Fund shareholders on February 24, 2000. Total Class A shares issued by the Fund, the total net assets of the Greenwich Street Municipal Fund and total net assets of the Fund on the date of the transfer were as follows:

                                Class A Shares Issued     Total Net Assets of the     Total Net Assets
Acquired Portfolio                   by the Fund      Greenwich Street Municipal Fund   of the Fund
------------------------------------------------------------------------------------------------------
Greenwich Street Municipal Fund      14,397,344                $204,536,563            $2,815,126,715
------------------------------------------------------------------------------------------------------

The total net assets of the Greenwich Street Municipal Fund before acquisition included unrealized depreciation of $19,445,694, accumulated net realized loss of $13,202,515 and undistributed net investment income of $60,274. Total net assets of the Fund immediately after the transfer were $3,019,663,278. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

On October 13, 2000, the Fund acquired the assets and certain liabilities of the CIS Municipal Bond Fund pursuant to a plan of reorganization approved by CIS Municipal Bond Fund shareholders on September 25, 2000. Total Class A shares issued by the Fund, the total net assets of the CIS Municipal Bond Fund and total net assets of the Fund on the date of the transfer were as follows:

                         Shares Issued Total Net Assets of the Total Net Assets
 Acquired Fund            by the Fund  CIS Municipal Bond Fund   of the Fund
 ------------------------------------------------------------------------------
 CIS Municipal Bond Fund   6,580,946         $97,879,978        $2,848,150,844
 ------------------------------------------------------------------------------

The total net assets of the CIS Municipal Bond Fund before acquisition included unrealized appreciation of $2,054,002, accumulated net realized loss of $1,915,552 and undistributed net investment loss of $6,444. Total net assets of the Fund immediately after the transfer were $2,946,030,822. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

8. Capital Loss Carryforward

At February 28, 2002, the Fund had, for Federal income tax purposes, approximately $60,102,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on the last day in February of the year indicated:

                                                 2008                 2009
 ------------------------------------------------------------------------------
 Carryforward Amounts                        $26,183,000           $33,919,000
 ------------------------------------------------------------------------------


     37 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 FINANCIAL HIGHLIGHTS

For a share of each class of capital stock outstanding throughout the year ended February 28, unless otherwise noted:

       Class 1 Shares                     2002/(1)/     2001/(1)(2)/
       -----------------------------------------------------------------
       Net Asset Value, Beginning of Year  $15.52          $15.10
       -----------------------------------------------------------------
       Income From Operations:
        Net investment income/(3)/           0.73            0.39
        Net realized and unrealized gain     0.20            0.42
       -----------------------------------------------------------------
       Total Income From Operations          0.93            0.81
       -----------------------------------------------------------------
       Less Distributions From:
        Net investment income               (0.76)          (0.39)
        Excess of net investment income     (0.01)             --
       -----------------------------------------------------------------
       Total Distributions                  (0.77)          (0.39)
       -----------------------------------------------------------------
       Net Asset Value, End of Year        $15.68          $15.52
       -----------------------------------------------------------------
       Total Return                          6.17%           5.42%++
       -----------------------------------------------------------------
       Net Assets, End of Year (000s)     $62,001         $64,338
       -----------------------------------------------------------------
       Ratios to Average Net Assets:
        Expenses                             0.78%           0.53%+
        Net investment income/(3)/           4.69            5.11+
       -----------------------------------------------------------------
       Portfolio Turnover Rate                 84%            56 %
       -----------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)For the period from September 12, 2000 (inception date) to February 28, 2001.
(3)Without the adoption of the change in the accounting method discussed in
   Note 1, for the year ended February 28, 2002, the ratio of net investment income to average net assets would have been 4.68%. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income was less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.



     38 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class A Shares                           2002/(1)/     2001/(1)/     2000/(1)(2)/     1999/(1)/   1998
-------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $15.52        $14.16           $15.93       $16.19   $15.61
-------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                  0.75          0.77             0.75         0.74     0.79
 Net realized and unrealized gain (loss)     0.20          1.35            (1.79)       (0.10)    1.06
-------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          0.95          2.12            (1.04)        0.64     1.85
-------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                      (0.75)        (0.76)           (0.73)       (0.74)   (0.79)
 Excess of net investment income            (0.01)           --               --        (0.05)      --
 Net realized gains                            --            --               --        (0.11)   (0.48)
-------------------------------------------------------------------------------------------------------
Total Distributions                         (0.76)        (0.76)           (0.73)       (0.90)   (1.27)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $15.71        $15.52           $14.16       $15.93   $16.19
-------------------------------------------------------------------------------------------------------
Total Return                                 6.29%        15.33%           (6.62)%       4.07%   12.30%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)         $2,070        $2,008           $1,778       $2,476   $2,367
-------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    0.68%         0.68%            0.68%        0.67%    0.68%
 Net investment income/(3)/                  4.79          5.15             5.02         4.63     4.98
-------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        84%           56%              55%          45%     110%
-------------------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)For the year ended February 29, 2000.
(3)Without the adoption of the change in the accounting method discussed in
   Note 1, for the year ended February 28, 2002, the change to net investment income and the ratio of net investment income to average net assets was less than $0.01 and 0.01%, respectively. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.


     39 Smith Barney Managed Municipals Fund Inc.  | 2002 Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class B Shares                           2002/(1)/ 2001/(1)/ 2000/(1)(2)/     1999/(1)/   1998
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year        $15.53    $14.16     $15.92          $16.19   $15.60
-----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                 0.66      0.69       0.68            0.66     0.72
 Net realized and unrealized gain (loss)    0.21      1.36      (1.79)          (0.11)    1.06
-----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations         0.87      2.05      (1.11)           0.55     1.78
-----------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                     (0.67)    (0.68)     (0.65)          (0.66)   (0.71)
 Excess of net investment income           (0.01)       --         --           (0.05)      --
 Net realized gains                           --        --         --           (0.11)   (0.48)
-----------------------------------------------------------------------------------------------
Total Distributions                        (0.68)    (0.68)     (0.65)          (0.82)   (1.19)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year              $15.72    $15.53     $14.16          $15.92   $16.19
-----------------------------------------------------------------------------------------------
Total Return                                5.72%    14.75%     (7.08)%          3.48%   11.81%
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)          $685      $801       $850          $1,206   $1,125
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                   1.20%     1.20%      1.21%           1.19%    1.20%
 Net investment income/(3)/                 4.25      4.63       4.50            4.11     4.46
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       84%       56%        55%             45%     110%
-----------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)For the year ended February 29, 2000.
(3)Without the adoption of the change in the accounting method discussed in
   Note 1, for the year ended February 28, 2002, the ratio of net investment income to average net assets would have been 4.24%. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income was less than $0.01 per share.


     40 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class L Shares                           2002/(1)/     2001/(1)/ 2000/(1)(2)/     1999/(1)(3)/ 1998/(1)/
--------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $15.52        $14.15     $15.92           $16.18      $15.60
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                  0.66          0.68       0.67             0.65        0.70
 Net realized and unrealized gain (loss)     0.20          1.36      (1.80)           (0.10)       1.06
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          0.86          2.04      (1.13)            0.55        1.76
--------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                      (0.66)        (0.67)     (0.64)           (0.65)      (0.70)
 Excess of net investment income            (0.01)           --         --            (0.05)         --
 Net realized gains                            --            --         --            (0.11)      (0.48)
--------------------------------------------------------------------------------------------------------
Total Distributions                         (0.67)        (0.67)     (0.64)           (0.81)      (1.18)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $15.71        $15.52     $14.15           $15.92      $16.18
--------------------------------------------------------------------------------------------------------
Total Return                                 5.68%        14.72%     (7.19)%           3.49%      11.69%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $184,106      $162,129   $141,570         $183,578    $126,766
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                    1.24%         1.25%      1.25%            1.24%       1.25%
 Net investment income/(4)/                  4.22          4.58       4.46             4.06        4.38
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                        84%           56%        55%              45%        110%
--------------------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)For the year ended February 29, 2000.
(3)On June 12, 1998, Class C shares were renamed Class L shares.
(4)Without the adoption of the change in the accounting method discussed in
   Note 1, for the year ended February 28, 2002, the change to net investment income and the ratio of net investment income to average net assets was less than $0.01 and 0.01%, respectively. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.


     41 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended February 28, unless otherwise noted:

Class Y Shares                           2002/(1)/     2001/(1)/     2000/(1)(2)/     1999/(1)/ 1998/(1)/
---------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year        $15.54        $14.18          $15.95         $16.19    $15.60
---------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(3)/                 0.77          0.79            0.79           0.73      0.82
 Net realized and unrealized gain (loss)    0.21          1.36           (1.80)         (0.04)     1.07
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations         0.98          2.15           (1.01)          0.69      1.89
---------------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                     (0.78)        (0.79)          (0.76)         (0.76)    (0.82)
 Excess of net investment income           (0.01)           --              --          (0.06)       --
 Net realized gains                           --            --              --          (0.11)    (0.48)
---------------------------------------------------------------------------------------------------------
Total Distributions                        (0.79)        (0.79)          (0.76)         (0.93)    (1.30)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year              $15.73        $15.54          $14.18         $15.95    $16.19
---------------------------------------------------------------------------------------------------------
Total Return                                6.47%        15.52%          (6.44)%         4.39%    12.56%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $33,310       $27,313         $38,110        $11,626   $11,893
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                   0.50%         0.50%           0.51%          0.50%     0.52%
 Net investment income/(3)/                 4.92          5.33            5.27           4.84      5.06
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                       84%           56%             55%            45%      110%
---------------------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)For the year ended February 29, 2000.
(3)Without the adoption of the change in the accounting method discussed in
   Note 1, for the year ended February 28, 2002, the change to net investment income and the ratio of net investment income to average net assets was less than $0.01 and 0.01%, respectively. Per share, ratios and supplemental data for the periods prior to March 1, 2001 have not been restated to reflect this change in presentation.


     42 Smith Barney Managed Municipals Fund Inc.  | 2002 Annual Report to
                                 Shareholders

 INDEPENDENT AUDITORS' REPORT


The Shareholders and Board of Directors of the Smith Barney Managed Municipals Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Managed Municipals Fund Inc. ("Fund") as of February 28, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of February 28, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years or periods in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                          /s/ KPMG LLP

New York, New York
April 15, 2002


     43 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 ADDITIONAL INFORMATION (UNAUDITED)


Information about Directors and Officers

The business and affairs of the Smith Barney Managed Municipals Fund Inc. ("Fund") are managed under the direction of the Board of Directors. Information pertaining to the Directors and Officers of the Fund is set forth below. The Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request by calling one of the Fund's transfer agents (Primerica Shareholders Services at 1-800-544-5445 or PFPC Global Fund Services at 1-800-451-2010).

                                                                                       Number of
                                                                                       Investment
                                                                                      Companies in
                                           Term of Office*         Principal          Fund Complex      Other
                          Position(s) Held  and Length of     Occupation(s) During    Overseen by   Directorships
Name, Address and Age        with Fund       Time Served        Past Five Years         Director   Held by Director
--------------------------------------------------------------------------------------------------------------------
Non-Interested Directors:
Herbert Barg                  Director          Since      Retired                         16            None
1460 Drayton Lane                               1981
Wynnewood, PA 19096
Age 78
Dwight B. Crane               Director          Since      Professor -- Harvard            23            None
Harvard Business School                         1988       Business School;
Soldiers Field                                             Self-Employed
Morgan Hall #375                                           Consultant; Director --
Boston, MA 02163                                           Vendquest, Inc.;
Age 64                                                     Customer Dialogue
                                                           Systems, Inc.;
                                                           Microforum, Inc.
Burt N. Dorsett               Director          Since      President -- Dorsett            11            None
201 East 62nd Street                            1994       McCabe Capital
Apt. 3C                                                    Management Inc.; Chief
New York, NY 10021                                         Investment Officer --
Age 71                                                     Leeb Capital
                                                           Management, Inc.
                                                           1999-Present; Director --
                                                           Research Corporation
                                                           Technologies
Elliot S. Jaffe               Director          Since      Chairman of The Dress           11       Zweig Total
The Dress Barn Inc.                             1994       Barn Inc.; Prior to 2002,                Return Fund
Executive Office                                           Chief Executive Officer of               Zweig Fund, Inc.
30 Dunnigan Drive                                          The Dress Barn Inc.
Suffern, NY 10901
Age 75
Stephen E. Kaufman            Director          Since      Attorney                        13            None
Stephen E. Kaufman PC                           1981
277 Park Avenue
47th Floor
New York, NY 10172
Age 70
Joseph J. McCann              Director          Since      Retired                         11            None
200 Oak Park Place                              1981
Suite One
Pittsburgh, PA 15243
Age 71
Cornelius C. Rose, Jr.        Director          Since      Chief Executive                 11            None
8 McGee Road                                    1994       Officer -- Performance
Woodstock, NY 12498                                        Learning Systems;
Age 69                                                     President -- Rose
                                                           Associates; Director --
                                                           UVTI

     44 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

                                                                                                    Number of
                                                                                                    Investment
                                                                                                   Companies in
                                                      Term of Office*            Principal         Fund Complex         Other
                                  Position(s) Held     and Length of        Occupation(s) During   Overseen by      Directorships
Name, Address and Age                with Fund          Time Served           Past Five Years        Director      Held by Director
-----------------------------------------------------------------------------------------------------------------------------------
Interested Directors:**
Alfred J. Bianchetti         Director                      Since       Retired; Advisory               11                None
19 Circle End Drive                                        1988        Board -- Catholic Big
Ramsey, NJ 07446                                                       Brothers
Age 79

Heath B. McLendon            Director/Chairman             Since       Managing Director of            74                None
Salomon Smith Barney Inc.                                  1984        Salomon Smith Barney
125 Broad Street                                                       Inc. ("SSB"); President
9th Floor                                                              and Director of Salomon
New York, NY 10004                                                     Smith Barney Fund
Age 68                                                                 Management LLC
                                                                       ('SBFM") and Travelers
                                                                       Investment Adviser, Inc.
                                                                       ("TIA"); Director of The
                                                                       Travelers Investment
                                                                       Management Company
--------
 *Directors are elected until the Fund's next annual meeting and until their successors are elected and qualified.
**Mr. Bianchetti is a director who is an "interested person" of the Fund as defined in the 1940 Act because Mr. Bianchetti's son-in-law is an officer of an SBFM affiliate and Mr. McLendon is an officer of SBFM and its affiliates.

Officers:
Lewis E. Daidone             Senior Vice President         Since       Managing Director of            N/A               N/A
Salomon Smith Barney Inc.    and Treasurer                 1995        SSB; Director and Senior
125 Broad Street                                                       Vice President of SBFM
11th Floor                                                             and TIA
New York, NY 10004
Age 44

Paul A. Brook                Controller                    Since       Director of SSB;                N/A               N/A
Salomon Smith Barney Inc.                                  1998        Managing Director --
125 Broad Street                                                       AMT Capital 1997-1998;
9th Floor
New York, NY 10004
Age 48

Christina T. Sydor           Secretary                     Since       Managing Director of            N/A               N/A
Salomon Smith Barney Inc.                                  1995        SSB; General Counsel and
300 First Stamford Place                                               Secretary of SBFM and
4th Floor Stamford, CT 06902                                           TIA
Age 51

Joseph P. Deane              Vice President and            Since       Managing Director of            N/A               N/A
Salomon Smith Barney Inc.    Investment Officer            1989        SSB; Investment Officer of
333 West 34th Street                                                   SBFM
New York, NY 10001
Age 53


     45 Smith Barney Managed Municipals Fund Inc. | 2002 Annual Report to
                                 Shareholders

 TAX INFORMATION (UNAUDITED)



For Federal tax purposes the Fund hereby designates for the fiscal year ended February 28, 2002:

    . 99.58% of the dividends paid by the Fund from net investment income as tax exempt for regular Federal income tax purposes.


     46 Smith Barney Managed Municipals Fund Inc.  | 2002 Annual Report to
                                 Shareholders

                                 SMITH BARNEY
                         MANAGED MUNICIPALS FUND INC.



          DIRECTORS                   INVESTMENT ADVISER
          Herbert Barg                AND ADMINISTRATOR
          Alfred J. Bianchetti        Smith Barney Fund
          Dwight B. Crane               Management LLC
          Burt N. Dorsett
          Elliot S. Jaffe             DISTRIBUTORS
          Stephen E. Kaufman          Salomon Smith Barney Inc.
          Joseph J. McCann            PFS Distributors, Inc.
          Heath B. McLendon, Chairman
          Cornelius C. Rose Jr.       CUSTODIAN
                                      State Street Bank and Trust
          OFFICERS                      Company
          Heath B. McLendon
          President and               TRANSFER AGENT
          Chief Executive Officer     Travelers Bank & Trust, fsb.
                                      125 Broad Street, 11th Floor
          Lewis E. Daidone            New York, New York 10004
          Senior Vice President
          and Treasurer               SUB-TRANSFER AGENTS
                                      PFPC Global Fund Services
          Joseph P. Deane             P.O. Box 9699
          Vice President and          Providence, Rhode Island
          Investment Officer          02940-9699

          David Fare                  Primerica Shareholders Services
          Investment Officer          P.O. Box 9662
                                      Providence, Rhode Island
          Paul A. Brook               02940-9662
          Controller

          Christina T. Sydor
          Secretary

  Smith Barney Managed Municipals Fund Inc.


This report is submitted for the general information of the shareholders of Smith Barney Managed Municipals Fund Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after May 31, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.
Smith Barney Mutual Funds
125 Broad Street
10 Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds



[LOGO] SalomonSmithBarney
A member of citigroup

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

FD02207 4/02